HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.9%
Aerospace & Defense — 2.3%
Teledyne Technologies, Inc.(a)	11,090	3,230,295

Biotechnology — 9.2%
Acceleron Pharma, Inc.(a)	45,200	1,973,432
Agios Pharmaceuticals, Inc.(a)	32,020	1,540,482
Alnylam Pharmaceuticals, Inc.(a)	29,090	2,257,093
Blueprint Medicines Corp.(a)	17,783	1,780,967
Exact Sciences Corp.(a)	9,000	1,035,990
Rocket Pharmaceuticals, Inc.(a)	37,880	461,378
Sage Therapeutics, Inc.(a)	9,940	1,593,780
Sarepta Therapeutics, Inc.(a)	18,240	2,715,025
		13,358,147
Building Products — 2.1%
Lennox International, Inc.	11,565	2,966,191

Capital Markets — 2.8%
LPL Financial Holdings, Inc.	26,790	2,246,877
Raymond James Financial, Inc.	21,480	1,732,792
		3,979,669
Chemicals — 2.6%
Orion Engineered Carbons SA	84,570	1,647,424
W.R. Grace & Co.	30,045	2,037,351
		3,684,775
Communications Equipment — 1.6%
Lumentum Holdings, Inc.(a)	39,240	2,222,161

Construction Materials — 1.0%
Summit Materials, Inc., Class A(a)	77,001	1,419,898

Diversified Consumer Services — 1.0%
Grand Canyon Education, Inc.(a)	13,810	1,502,114

Electronic Equipment, Instruments & Components — 1.9%
Coherent, Inc.(a)	10,181	1,413,631
Rogers Corp.(a)	8,366	1,327,350
		2,740,981
Entertainment — 1.9%
Madison Square Garden Co., Class A(a)	7,353	2,132,664
World Wrestling Entertainment, Inc.	8,810	641,192
		2,773,856
Equity Real Estate Investment Trusts — 3.8%
QTS Realty Trust, Inc.	63,270	2,928,136
Sun Communities, Inc.	18,520	2,459,641
		5,387,777
Food & Staples Retailing — 1.4%
Performance Food Group Co.(a)	44,710	1,960,534

Health Care Equipment & Supplies — 3.8%
DexCom, Inc.(a)	9,520	1,493,402
Haemonetics Corp.(a)	16,500	2,014,320
STERIS plc	13,605	2,025,240
		5,532,962
Health Care Providers & Services — 2.7%
Covetrus, Inc.(a)	49,530	1,172,375
Quest Diagnostics, Inc.	26,370	2,691,850
		3,864,225
Hotels, Restaurants & Leisure — 1.5%
Eldorado Resorts, Inc.(a)	46,460	2,096,275

Household Durables — 1.5%
TopBuild Corp.(a)	25,670	2,082,607

Insurance — 3.2%
Arthur J. Gallagher & Co.	34,830	3,149,677
Fidelity National Financial, Inc.	34,770	1,490,938
		4,640,615
IT Services — 7.6%
Black Knight, Inc.(a)	56,850	3,599,742
Godaddy, Inc., Class A(a)	35,710	2,620,400
Total System Services, Inc.	20,610	2,797,189
Twilio, Inc.(a)	13,530	1,882,158
		10,899,489
Life Sciences Tools & Services — 4.7%
BIO-RAD Laboratories, Inc., Class A(a)	9,100	2,865,590
Charles River Laboratories
International, Inc.(a)	14,850	1,997,919
Mettler-Toledo International, Inc.(a)	2,503	1,894,145
		6,757,654
Machinery — 5.3%
Flowserve Corp.	30,550	1,528,417
Lincoln Electric Holdings, Inc.	20,510	1,733,505
Meritor, Inc.(a)	64,520	1,595,580
Woodward, Inc.	24,450	2,739,377
		7,596,879
Oil, Gas & Consumable Fuels — 3.5%
Diamondback Energy, Inc.	24,200	2,503,006
PBF Energy, Inc.	55,070	1,538,105
WPX Energy, Inc.(a)	96,090	1,003,180
		5,044,291
Pharmaceuticals — 2.1%
The Medicines Co.(a)	83,880	3,006,259

Professional Services — 3.1%
CoStar Group, Inc.(a)	3,747	2,305,904
Transunion	25,570	2,116,940
		4,422,844
Real Estate Management & Development — 1.0%
Newmark Group, Inc.	140,260	1,382,964

Road & Rail — 2.7%
J.B. Hunt Transportation Services, Inc.	22,305	2,283,363
Old Dominion Freight Line, Inc.	9,100	1,519,518
		3,802,881
Semiconductors & Semiconductor Equipment — 2.9%
Entegris, Inc.	47,780	2,078,908
On Semiconductor Corp.(a)	97,820	2,104,108
		4,183,016
Software — 13.0%
Ceridian HCM Holding, Inc.(a)	35,850	1,911,164
Coupa Software, Inc.(a)	10,990	1,491,453
Envestnet, Inc.(a)	26,650	1,903,077
Fair Isaac Corp.(a)	5,025	1,745,786
Fortinet, Inc.(a)	29,090	2,336,217
Guidewire Software, Inc.(a)	27,520	2,809,241
New Relic, Inc.(a)	15,000	1,397,550
RealPage, Inc.(a)	47,820	2,987,793
Splunk, Inc.(a)	15,905	2,152,106
		18,734,387
Specialty Retail — 3.7%
Burlington Stores, Inc.(a)	12,280	2,219,610

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Children's Place, Inc. (The)	14,200	1,386,914
Five Below, Inc.(a)	14,750	1,732,535
		5,339,059
Technology Hardware, Storage & Peripherals — 1.2%
Pure Storage, Inc., Class A(a)	112,000	1,695,680

Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp.	11,960	1,246,591

Thrifts & Mortgage Finance — 1.9%
Essent Group, Ltd.(a)	58,770	2,712,823

TOTAL COMMON STOCKS
(COST $121,265,652)		140,267,899

Investment Company — 1.9%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 2.28%(b)	2,678,212	2,678,212
TOTAL INVESTMENT COMPANY
(Cost $2,678,212)		2,678,212

TOTAL INVESTMENTS IN SECURITIES
(Cost $123,943,864) — 99.8%		142,946,111
Other Assets (Liabilities) - 0.2%		246,691
NET ASSETS - 100%		$143,192,802
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one day yield that was in effect on July 31, 2019.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited)

Value ($)
Affiliated Portfolio — 100.4%
HSBC Opportunity Portfolio	9,615,475

TOTAL INVESTMENTS IN SECURITIES - 100.4%
(COST $8,370,325)	9,615,475
Other Assets (Liabilities) - (0.4)%	(36,762)
NET ASSETS - 100%	$9,578,713

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited)

Value ($)
Affiliated Portfolio — 100.0%
HSBC Opportunity Portfolio	133,577,327

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(COST $116,248,927)	133,577,327
Other Assets (Liabilities) - –%	(53,397)
NET ASSETS - 100%	$133,523,930

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks — 99.0%
Argentina — 4.7%
Banco Macro SA, ADR	1,503	104,128
BBVA Banco Frances SA, ADR	5,829	67,558
Central Puerto SA, ADR(a)	2,965	27,308
Globant SA(a)	526	55,756
YPF Sociedad Anonima, ADR	7,736	127,257
		382,007
Bahrain — 5.4%
Ahli United Bank BSC	468,970	443,298

Bangladesh — 1.3%
BRAC Bank, Ltd.(a)	54,692	40,755
Square Pharmaceuticals, Ltd.	22,341	66,532
		107,287
Cambodia — 0.5%
NagaCorp, Ltd.	28,000	42,089

Colombia — 4.0%
Banco Davivienda SA	25,782	323,688

Croatia — 0.0%NM
Ledo dd(a)(b)	311	–

Egypt — 12.5%
Cairo Investment & Real Estate
Development Co. SAE(a)	35,686	23,034
Cleopatra Hospital(a)	139,274	51,400
Commercial International Bank,
Registered, GDR	40,673	174,452
Credit Agricole Egypt	59,308	156,357
Juhayna Food Industries	346,522	210,073
MM Group For Industry & International
Trade SAE(a)	227,352	140,545
Talaat Moustafa Group	439,179	264,854
		1,020,715
Georgia — 4.7%
Bank of Georgia Group PLC	6,201	105,269
Georgia Capital PLC(a)	5,928	70,614
TBC Bank Group PLC	12,015	206,671
		382,554
Kazakhstan — 4.4%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR	19,314	268,832
Kaz Minerals PLC	12,983	89,854
		358,686
Kenya — 4.2%
KCB Group, Ltd.	181,400	69,904
Safaricom, Ltd.	1,017,700	268,641
		338,545
Kuwait — 14.4%
Agility Public Warehousing Co. KSC	113,340	298,760
Human Soft Holding Co. KSC	33,499	360,453
Kuwait Finance House KSCP	42,500	108,905
National Bank of Kuwait SAK	120,987	397,717
		1,165,835
Luxembourg — 0.7%
Addiko Bank AG(a)	3,318	59,424

Mauritius — 1.9%
MCB Group, Ltd.	19,400	152,816

Morocco — 2.0%
Attijariwafa Bank	2,912	146,891
Maroc Telecom	1,015	15,226
		162,117
Nigeria — 2.2%
Dangote Cement PLC	125,609	59,403
Guaranty Trust Bank PLC	1,547,449	121,402
		180,805
Peru — 3.3%
Alicorp SAA	31,697	101,784
Credicorp, Ltd.	775	168,942
		270,726
Philippines — 7.3%
International Container Terminal
Services, Inc.	68,160	180,831
Puregold Price Club, Inc.	241,839	215,444
Robinsons Retail Holdings, Inc.	67,890	105,801
SSI Group, Inc.	1,507,000	94,771
		596,847
Qatar — 0.7%
Qatar National Bank	11,301	60,586

Romania — 5.4%
Banca Transilvania SA	348,210	210,740
BRD-Groupe Societe Generale	57,112	182,383
SIF 5 Oltenia Craiova	33,300	16,452
Sphera Franchise Group SA	6,487	28,251
		437,826
United Arab Emirates — 12.8%
Abu Dhabi National Oil Co. For
Distribution PJSC	159,194	117,462
Aramex PJSC	49,429	59,014
Aramex PJSC	114,571	136,787
DP World, Ltd.	16,675	256,795
Emaar Development PJSC	12,438	16,255
Emaar Properties PJSC	91,740	137,473
Emirates NBD PJSC	34,384	111,223
NMC Health PLC	6,617	197,571
		1,032,580
Vietnam — 6.6%
Masan Group Corp.(a)	24,150	82,651
Vietnam Dairy Products JSC	30,630	161,766
Vietnam Technological & Commercial
Joint Stock Bank(a)	150,150	131,887
Vincom Retail JSC	102,809	162,470
		538,774
TOTAL COMMON STOCKS
(COST $8,388,885)		8,057,205

Investment Companies — 1.7%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.26%(c)	137,077	137,077
TOTAL INVESTMENT COMPANIES
(COST $137,077)		137,077

TOTAL INVESTMENTS IN SECURITIES
(COST $8,525,962) — 100.7%		8,194,282
Other Assets (Liabilities) - (0.7)%		(59,728)
NET ASSETS - 100%		$8,134,554
____________________
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of July 31, 2019.
(c)	The rate represents the annualized one day yield that was in effect on July 31, 2019.
NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2019:

Percentage of
Industry	Net Assets at Value (%)
Banks	46.9
Real Estate Management & Development	7.4
Food Products	6.8
Air Freight & Logistics	6.1
Transportation Infrastructure	5.4
Diversified Consumer Services	4.4
Food & Staples Retailing	3.9
Wireless Telecommunication Services	3.3
Health Care Providers & Services	3.1
Specialty Retail	2.6
Investment Companies	1.7
Distributors	1.7
Oil, Gas & Consumable Fuels	1.6
Metals & Mining	1.1
Capital Markets	1.1
Hotels, Restaurants & Leisure	0.9
Pharmaceuticals	0.8
Software	0.7
Construction Materials	0.7
Independent Power and Renewable
Electricity Producers	0.3
Diversified Telecommunication Services	0.2
Total	100.7

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks — 103.1%
China — 15.7%
A-Living Services Co., Ltd., Class H	77,000	152,441
Anton Oilfield Services Group	1,446,000	166,017
BBI Life Sciences Corp.	274,500	67,679
Bestway Global Holding, Inc., Class H	125,000	59,511
CanSino Biologics, Inc., Class H(a)	22,600	105,603
China Communications Construction
Co., Ltd.	142,000	119,509
China Overseas Grand Oceans Group, Ltd.	305,000	159,635
COSCO SHIPPING Energy
Transportation Co., Ltd.	142,000	80,874
DouYu International Holdings, Ltd.,
ADR(a)	8,857	86,533
Li Ning Co., Ltd.	58,500	144,231
Ppdai Group, Inc., ADR	30,721	119,197
Ronshine China Holdings, Ltd.	73,500	95,687
Ten Pao Group Holdings, Ltd.	1,152,000	116,261
Xinyi Solar Holdings, Ltd.	224,000	122,978
Zhaojin Mining Industry Co., Ltd.	33,000	38,357
Zhongsheng Group Holdings, Ltd.	54,500	151,481
		1,785,994
Hong Kong SAR — 12.4%
China Education Group Holdings, Ltd.	90,000	139,765
Dream International, Ltd.	180,000	97,562
EVA Precision Industrial Holdings, Ltd.	1,196,000	103,895
Haitong International Securities Group, Ltd.	386,000	113,080
Jacobson Pharma Corp., Ltd.	516,000	97,794
Kingmaker Footwear Holdings, Ltd.	586,000	92,907
Lifestyle International Holdings, Ltd.	108,500	148,262
Melco International Development, Ltd.	51,000	124,097
Nexteer Automotive Group, Ltd.	58,000	60,281
Pacific Basin Shipping, Ltd.	1,018,000	208,997
Sunevision Holdings, Ltd.	160,000	118,046
Valuetronics Holdings, Ltd.	234,120	110,807
		1,415,493
India — 19.5%
Aarti Industries, Ltd.	2,600	62,732
ACC, Ltd.	5,017	113,304
Ahluwalia Contracts India, Ltd.	21,753	92,752
Apollo Hospitals Enterprise, Ltd.	9,343	183,082
Arti Surfactants, Ltd.(a)(b)	84	259
CESC, Ltd.	13,156	141,959
Cyient, Ltd.	14,488	97,071
DLF, Ltd.	43,661	112,353
Godawari Power and Ispat, Ltd.(a)	42,962	113,039
Granules India, Ltd.	62,911	82,757
Gujarat State Petronet, Ltd.	19,000	58,552
Himadri Speciality Chemical, Ltd.	84,075	98,502
Indian Bank(a)	23,676	63,792
JK Tyre & Industries, Ltd.	134,848	138,257
Magma Fincorp, Ltd.	178,180	205,080
Muthoot Finance, Ltd.	20,197	177,748
Sandhar Technologies, Ltd.	29,935	115,187
Simplex Infrastructures, Ltd.	62,431	70,267
Sobha, Ltd.	19,614	155,388
Star Cement, Ltd.(a)	94,777	139,683
		2,221,764
Indonesia — 2.4%
Indo Tambangraya Megah PT	89,300	106,731
PT Bank Tabungan Negara Tbk	336,100	58,424
PT Puradelta Lestari Tbk	4,766,800	103,218
		268,373
Korea, Republic Of — 17.9%
BGF Retail Co., Ltd.	868	150,085
CJ Korea Express Co., Ltd.(a)	1,328	153,370
Daewoong Co., Ltd.	8,594	112,146
Dentium Co., Ltd.	1,970	113,195
DGB Financial Group, Inc.	14,884	94,542
Ecopro Co., Ltd.(a)	5,077	92,731
HDC Hyundai Development Co-
Engineering & Construction	2,764	86,622
Hyundai Glovis Co., Ltd.	859	111,347
Hyundai Mipo Dockyard Co.	3,451	124,084
JW Life Science Corp.	7,357	139,102
KIWOOM Securities Co., Ltd.	2,369	144,978
Mezzion Pharma Co., Ltd.(a)	405	36,002
Sam Chun Dang Pharm Co., Ltd.	4,047	113,600
Shinsegae Department Store Co.	771	164,047
SK Innovation Co., Ltd.	1,231	176,941
Studio Dragon Corp.(a)	370	19,065
Sung Kwang Bend Co., Ltd.	18,562	143,570
Vieworks Co., Ltd.	2,890	66,347
		2,041,774
Malaysia — 3.4%
Bermaz Auto Berhad	229,400	141,572
Kerjaya Prospek Group Berhad	368,420	127,269
Pentamaster International, Ltd.	656,000	117,153
		385,994
Philippines — 0.8%
International Container Terminal
Services, Inc.	33,790	89,646

Singapore — 3.9%
Capitaland Mall Trust	124,400	236,471
Frasers Centrepoint Trust	110,562	209,758
		446,229
Sri Lanka — 0.4%
Precision Tsugami China Corp., Ltd.	42,000	40,189

Taiwan, Province of China — 23.3%
Accton Technology Corp.	32,000	136,226
Airtac International Group	3,000	30,635
Asia Cement Corp.	172,000	230,059
Chicony Power Technology Co.	44,000	79,185
Cleanaway Co., Ltd.	20,000	102,083
E Ink Holdings, Inc.	175,000	191,758
Gigabyte Technology Co., Ltd.	45,000	67,252
Globalwafers Co., Ltd.	8,000	84,887
Largan Precision Co., Ltd.	2,000	270,371
Macronix International Co., Ltd.	80,000	80,053
Mega Financial Holdings Co., Ltd.	99,000	101,806
Nien Made Enterprise Co., Ltd.	11,000	84,463
Poya International Co., Ltd.	6,000	82,735
Primax Electronics, Ltd.	74,000	126,017
Radiant Opto-Electronics Corp.	23,000	90,389
Sinbon Electronics Co., Ltd.	51,989	220,780
Sunonwealth Electric Machine Industry
Co., Ltd.	56,000	62,816
Taiwan Union Technology Corp.	33,000	134,957
Tong Yang Industry Co., Ltd.	86,000	125,634
Tripod Technology Corp.	39,000	129,652
WT Microelectronics Co., Ltd.	89,729	116,457
Yageo Corp.	12,703	106,672
		2,654,887
Thailand — 3.4%
AP Thailand PCL	607,900	150,555
B Grimm Power PCL	145,800	167,633

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Thailand, continued
Erawan Group PCL (The)	383,400	69,486
		387,674
TOTAL COMMON STOCKS
(COST $13,352,201)		11,738,017

Warrant — 0.0%
Singapore — 0.0%NM
Ezion Holdings, Ltd., 4/6/23	432,120	–

TOTAL WARRANT
(COST $–)		–

TOTAL INVESTMENTS IN SECURITIES
(COST $13,352,201) — 103.1%		11,738,017
Other Assets (Liabilities) - (3.1)%		(347,807)
NET ASSETS - 100%		$11,390,210
____________________
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of July 31, 2019.
NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2019:

Percentage of
Industry	Net Assets at Value (%)
Electronic Equipment, Instruments &
Components	11.4
Real Estate Management & Development	6.8
Pharmaceuticals	6.0
Construction & Engineering	4.4
Consumer Finance	4.4
Semiconductors & Semiconductor
Equipment	4.3
Construction Materials	4.2
Auto Components	3.9
Equity Real Estate Investment Trusts	3.9
Multiline Retail	3.5
Machinery	3.2
Banks	2.8
Specialty Retail	2.6
Marine	2.5
Oil, Gas & Consumable Fuels	2.5
Capital Markets	2.3
Chemicals	2.2
Commercial Services & Supplies	2.2
Textiles, Apparel & Luxury Goods	2.1
Electrical Equipment	1.7
Technology Hardware, Storage &
Peripherals	1.7
Hotels, Restaurants & Leisure	1.7
Health Care Providers & Services	1.6
Health Care Equipment & Supplies	1.6
Energy Equipment & Services	1.5
Independent Power and Renewable
Electricity Producers	1.5
Leisure Products	1.4
Road & Rail	1.3
Metals & Mining	1.3
Building Products	1.3
Food & Staples Retailing	1.3
Electric Utilities	1.2
Communications Equipment	1.2
Diversified Consumer Services	1.2
Air Freight & Logistics	1.0
IT Services	1.0
Software	0.9
Entertainment	0.9
Transportation Infrastructure	0.8
Household Durables	0.7
Biotechnology	0.6
Gas Utilities	0.5
Total	103.1

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 49.3%
Argentina — 0.6%
Argentine Bonos del Tesoro,
16.74%, 10/3/21	20,650,000	332,266

Brazil — 4.7%
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/21	4,450,000	1,244,126
Nota do Tesouro Nacional, Series
NTNB, 6.00%, 8/15/22	680,000	649,377
Nota do Tesouro Nacional,
10.00%, 1/1/23	1,700,000	497,720
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/27	600,000	184,175
		2,575,398
Chile — 1.7%
Bonos de la Tesoreria de la
Republica en pesos, 5.00%,
3/1/35	170,000,000	303,395
Bonos de la Tesoreria de la
Republica en pesos, 6.00%,
1/1/43	130,000,000	268,628
Republic of Chile, 5.50%, 8/5/20	232,500,000	338,484
		910,507
Colombia — 3.6%
Titulos de Tesoreria Bond, Series
B, 7.00%, 9/11/19	1,025,000,000	313,580
Titulos de Tesoreria Bond, Series
B, 10.00%, 7/24/24	2,933,400,000	1,081,366
Titulos de Tesoreria Bond, Series
B, 6.00%, 4/28/28	1,850,000,000	569,680
		1,964,626
Czech Republic — 0.8%
Republic of Czech, Series 52,
4.70%, 9/12/22	5,000,000	238,959
Republic of Czech, Series 100,
0.25%, 2/10/27	4,800,000	191,384
		430,343
Hungary — 2.1%
Hungary Government Bond,
2.50%, 10/27/21	75,000,000	267,221
Hungary Government Bond,
Series 22/B, 1.75%,
10/26/22	110,000,000	384,188
Hungary Government Bond,
6.00%, 11/24/23	44,000,000	180,785
Hungary Government Bond,
Series 25/B, 5.50%, 6/24/25	73,000,000	304,005
		1,136,199
Indonesia — 5.5%
Indonesia Government, Series
FR56, 8.38%, 9/15/26	18,323,000,000	1,394,101
Indonesia Government, 7.00%,
5/15/27	1,710,000,000	120,818
Indonesia Government, 6.13%,
5/15/28	1,626,000,000	106,989
Indonesia Government, 8.75%,
5/15/31	5,100,000,000	398,213
Indonesia Government, Series
FR65, 6.63%, 5/15/33	15,120,000,000	991,184
		3,011,305
Malaysia — 3.6%
Malaysian Government, Series
315, 3.66%, 10/15/20	950,000	231,586
Malaysian Government, Series
416, 3.62%, 11/30/21	2,000,000	488,715
Malaysian Government, Series
114, 4.18%, 7/15/24	500,000	125,100
Malaysian Government, Series
115, 3.96%, 9/15/25	2,550,000	631,483
Malaysian Government, Series
316, 3.90%, 11/30/26	870,000	215,080
Malaysian Government, 3.90%,
11/16/27	1,100,000	271,559
		1,963,523
Mexico — 6.7%
Mexican Bonos Desarrollo,
8.00%, 6/11/20	9,530,000	498,228
Mexican Bonos Desarrollo, Series
M, 6.50%, 6/10/21	3,760,000	193,115
Mexican Bonos Desarrollo,
6.50%, 6/9/22	3,700,000	189,132
Mexican Bonos Desarrollo, Series
M20, 10.00%, 12/5/24	7,000,000	408,580
Mexican Bonos Desarrollo, Series
M20, 7.50%, 6/3/27	34,900,000	1,824,371
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36	9,600,000	604,821
		3,718,247
Peru — 1.9%
Republic of Peru, Registered,
7.84%, 8/12/20	300,000	95,744
Republic of Peru, Registered,
8.20%, 8/12/26	550,000	209,120
Republic of Peru, Registered,
6.35%, 8/12/28	1,300,000	451,160
Republic of Peru, Registered,
6.95%, 8/12/31	750,000	274,326
		1,030,350
Philippines — 0.4%
Republic of Philippines, 3.90%,
11/26/22	10,000,000	192,960

Poland — 2.1%
Poland Government Bond, Series
1020, 5.25%, 10/25/20	250,000	67,608
Poland Government Bond, Series
1021, 5.75%, 10/25/21	475,000	133,779
Poland Government Bond, Series
0725, 3.25%, 7/25/25	3,450,000	953,917
Poland Government Bond, Series
0726, 2.50%, 7/25/26	40,000	10,627
		1,165,931
Romania — 0.9%
Romania Government Bond,
3.40%, 3/8/22	1,600,000	372,883
Romania Government Bond,
Series 10Y, 4.75%, 2/24/25	210,000	50,720
Romania Government Bond,
Series 15Y, 5.80%, 7/26/27	300,000	77,681
		501,284
Russian Federation — 3.8%
Russia Government Bond, Series
6215, 7.00%, 8/16/23	16,100,000	253,563
Russia Government Bond, Series
6207, 8.15%, 2/3/27	37,000,000	617,603
Russia Government Bond, Series
6212, 7.05%, 1/19/28	66,540,000	1,044,294

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
Russian Federation, continued
Russia Government Bond, Series
6225, 7.25%, 5/10/34	11,500,000	178,942
		2,094,402
South Africa — 4.9%
Republic of South Africa, Series
2023, 7.75%, 2/28/23	5,240,000	368,414
Republic of South Africa, Series
R186, 10.50%, 12/21/26	3,100,000	241,795
Republic of South Africa, Series
2030, 8.00%, 1/31/30	8,804,000	573,277
Republic of South Africa, Series
2032, 8.25%, 3/31/32	2,800,000	179,449
Republic of South Africa, Series
R209, 6.25%, 3/31/36	14,927,000	751,967
Republic of South Africa, Series
2040, 9.00%, 1/31/40	9,000,000	581,209
		2,696,111
Thailand — 3.7%
Thailand Government Bond,
1.88%, 6/17/22	2,300,000	75,117
Thailand Government Bond,
3.63%, 6/16/23	12,600,000	438,520
Thailand Government Bond,
3.85%, 12/12/25	20,686,000	756,538
Thailand Government Bond,
2.13%, 12/17/26	720,000	23,923
Thailand Government Bond,
4.88%, 6/22/29	17,100,000	705,909
		2,000,007
Turkey — 2.3%
Turkey Government Bond,
10.70%, 2/17/21	1,690,000	283,153
Turkey Government Bond, 9.50%,
1/12/22	1,490,000	235,897
Turkey Government Bond, 8.80%,
9/27/23	2,400,000	346,365
Turkey Government Bond, 8.00%,
3/12/25	3,020,000	399,793
		1,265,208
TOTAL FOREIGN BONDS
(COST $27,983,116)		26,988,667

	Principal
	Amount ($)
Yankee Dollars — 44.8%
Argentina — 2.8%
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	130,000	106,796
Provincia de Buenos Aires,
Registered, 9.13%, 3/16/24	150,000	126,002
Republic of Argentina, 4.63%,
1/11/23	300,000	251,253
Republic of Argentina, 6.88%,
1/26/27	617,000	510,567
Republic of Argentina, 5.88%,
1/11/28	412,000	325,068
Republic of Argentina, 7.63%,
4/22/46	150,000	120,339
Republic of Argentina, 6.88%,
1/11/48	38,000	28,823
Republic of Argentina, 7.13%,
6/28/17	90,000	69,143
		1,537,991
Bahrain — 0.4%
CBB International Sukuk Co. 6
S.P.C., Registered, 5.25%,
3/20/25	200,000	210,050

Brazil — 1.6%
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	200,000	209,305
Cosan, Ltd., 5.50%, 9/20/29,
Callable 9/20/24 @ 102.75 (a)(b)	210,000	211,313
Petrobras Global Finance, 6.90%,
3/19/49	395,000	443,920
		864,538
Chile — 0.4%
Sociedad Quimica y Minera de
Chile SA, 4.25%, 5/7/29,
Callable 2/7/29 @ 100 (a)(b)	200,000	210,750

China — 1.6%
Export-Import Bank of China,
Series E, 4.00%, 11/28/47,
MTN	250,000	265,557
Sinopec Group Overseas
Development 2016 Ltd,
Registered, 3.50%, 5/3/26	200,000	206,789
Sinopec Group Overseas
Development 2018 Ltd,
Registered, 4.25%, 9/12/28	200,000	218,011
State Grid Overseas Investment
2016, Ltd., 3.50%, 5/4/27 (a)	200,000	207,682
		898,039
Colombia — 0.8%
Empresas Publicas de Medellin
ESP, 4.25%, 7/18/29 (a)	200,000	205,600
Republic of Colombia, 5.20%,
5/15/49, Callable 11/15/48
@ 100 (b)	200,000	230,000
		435,600
Costa Rica — 0.4%
Costa Rica Government, 7.16%,
3/12/45	200,000	206,752

Cote D'Ivoire — 0.5%
Ivory Coast Government Bond,
Registered, 6.13%, 6/15/33	280,000	263,900

Dominican Republic — 1.1%
Dominican Republic, 6.50%,
2/15/48 (a)	150,000	161,626
Dominican Republic, 6.40%,
6/5/49 (a)	150,000	160,314
Dominican Republic, Registered,
7.50%, 5/6/21	133,333	140,335
Dominican Republic, Registered,
6.50%, 2/15/48	150,000	160,877
		623,152
Ecuador — 0.8%
Republic of Ecuador, Registered,
7.88%, 1/23/28 (a)	200,000	196,000
Republic of Ecuador, Registered,
10.75%, 1/31/29	200,000	224,000
		420,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Egypt — 1.2%
Arab Republic of Egypt, 7.60%,
3/1/29 (a)	220,000	235,536
Arab Republic of Egypt,
Registered, 5.88%, 6/11/25	200,000	207,665
Arab Republic of Egypt,
Registered, 7.90%, 2/21/48 (a)	200,000	207,650
		650,851
El Salvador — 0.7%
Republic of El Salvador, 7.12%,
1/20/50, Callable 7/20/49 @
100 (a)(b)	200,000	203,000
Republic of El Salvador,
Registered, 5.88%, 1/30/25	161,000	165,428
		368,428
Gabon — 0.4%
Republic of Gabon, Registered,
6.38%, 12/12/24	200,000	198,500

Ghana — 1.2%
Republic of Ghana, 7.88%,
3/26/27 (a)	200,000	211,025
Republic of Ghana, 8.13%,
3/26/32 (a)	200,000	203,230
Republic of Ghana, Registered,
7.88%, 8/7/23	200,000	218,709
		632,964
Guatemala — 0.4%
Comcel Trust, Registered, 6.88%,
2/6/24, Callable 9/5/19 @
103.44 (b)	200,000	207,000

India — 0.5%
Adani Ports & Special Economic
Zone, Ltd., 4.38%, 7/3/29 (a)	280,000	286,737

Indonesia — 3.1%
Indonesia Government, 5.35%,
2/11/49	200,000	241,795
Medco Oak Tree Pte, Ltd., 7.38%,
5/14/26, Callable 5/14/23 @
105.53 (a)(b)	200,000	201,874
Pertamina Persero PT, 5.63%,
5/20/43	200,000	224,394
Perusahaan Listrik Negara PT,
4.13%, 5/15/27 (a)	250,000	260,193
Perusahaan Listrik Negara PT,
5.45%, 5/21/28 (a)	200,000	226,516
Republic of Indonesia,
Registered, 8.50%, 10/12/35	100,000	151,751
Republic of Indonesia,
Registered, 7.75%, 1/17/38	100,000	145,933
Republic of Indonesia,
Registered, 6.75%, 1/15/44	200,000	276,251
		1,728,707
Ireland — 0.4%
C&W Senior Financing DAC,
7.50%, 10/15/26, Callable
10/15/21 @ 103.75 (a)(b)	200,000	213,500

Jamaica — 0.4%
Government of Jamaica, 6.75%,
4/28/28	200,000	231,252

Kazakhstan — 0.4%
Kazmunaygas National Co.,
5.75%, 4/19/47 (a)	200,000	229,065

Kenya — 0.9%
Republic of Kenya, 7.25%,
2/28/28 (a)	200,000	208,030
Republic of Kenya, 8.00%,
5/22/32 (a)	250,000	265,142
		473,172
Lebanon — 0.5%
Lebanon Government
International Bond, Series G,
6.38%, 3/9/20	22,000	21,450
Lebanon Government
International Bond, 6.00%,
1/27/23	52,000	43,148
Lebanon Government
International Bond, 6.85%,
3/23/27	95,000	74,053
Lebanon Government
International Bond, 6.85%,
5/25/29	32,000	24,256
Lebanon Government
International Bond, 6.65%,
2/26/30	150,000	112,687
		275,594
Mexico — 5.9%
Banco Inbursa SA Institucion De
Banca Multiple Grupo
Financiero Inbursa,
Registered, 4.13%, 6/6/24	150,000	150,939
Banco Mercantil del Norte SA,
5.75% (H15T5Y + 445 bps),
10/4/31, Callable 10/4/26 @
100 (b)(c)	200,000	196,002
Banco Mercantil del Norte SA,
7.50% (H15T10Y + 547
bps), Callable 6/27/29 @
100 (a)(b)(c)(d)	200,000	201,800
Mexican Bonos Desarrollo,
4.50%, 1/31/50, Callable
7/31/49 @ 100 (b)	205,000	203,975
Petroleos Mexicanos, 6.38%,
2/4/21	100,000	103,450
Petroleos Mexicanos, 6.50%,
3/13/27	109,000	108,095
Petroleos Mexicanos, 5.35%,
2/12/28	322,000	295,918
Petroleos Mexicanos, 6.50%,
1/23/29	212,000	207,177
Petroleos Mexicanos, 6.63%,
6/15/35	220,000	205,315
Petroleos Mexicanos, 5.50%,
6/27/44	100,000	81,500
Petroleos Mexicanos, 6.75%,
9/21/47	396,000	359,983
Petroleos Mexicanos, 6.35%,
2/12/48	311,000	271,886
PLA Administradora Industrial S
de RL de CV, 4.96%,
7/18/29, Callable 4/18/29 @
100 (a)(b)	200,000	198,700
Trust F/1401, 6.39%, 1/15/50,
Callable 7/15/49 @ 100 (a)(b)	200,000	204,750

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Mexico, continued
United Mexican States, 4.50%,
4/22/29	250,000	265,625
United Mexican States, 4.60%,
1/23/46	200,000	201,752
		3,256,867
Morocco — 0.4%
Office Cherifien DES Pho, 4.50%,
10/22/25	200,000	207,750

Nigeria — 0.7%
Republic of Nigeria, Registered,
7.14%, 2/23/30	200,000	206,408
Republic of Nigeria, Registered,
7.63%, 11/28/47, MTN	200,000	201,116
		407,524
Oman — 2.1%
Oman Government International
Bond, 4.13%, 1/17/23 (a)	290,000	288,550
Oman Government International
Bond, 5.63%, 1/17/28 (a)	200,000	197,700
Oman Government International
Bond, 6.00%, 8/1/29 (a)	200,000	199,500
Oman Government International
Bond, Registered, 5.38%,
3/8/27	200,000	195,556
Oman Government International
Bond, Registered, 5.63%,
1/17/28	260,000	257,010
		1,138,316
Panama — 0.8%
Empresa de Transmision
Electrica SA, 5.13%, 5/2/49 (a)	200,000	217,250
Republic of Panama, 4.50%,
4/16/50, Callable 10/16/49
@ 100 (b)	200,000	224,252
		441,502
Paraguay — 0.4%
Millicom International Cellular SA,
6.25%, 3/25/29, Callable
3/25/24 @ 103.13 (a)(b)	200,000	215,850

Peru — 1.1%
Hunt Oil Co. of Peru LLC
Sucursal Del Peru, 6.38%,
6/1/28	200,000	225,300
Intercorp Peru, Ltd., 3.88%,
8/15/29, Callable 5/15/29 @
100 (a)(b)	200,000	197,000
Southern Copper Corp., 5.25%,
11/8/42	25,000	27,743
Southern Copper Corp., 5.88%,
4/23/45	140,000	167,477
		617,520
Qatar — 1.7%
Qatar Government International
Bond, 4.82%, 3/14/49 (a)	400,000	463,000
Qatar Government International
Bond, Registered, 4.50%,
4/23/28	400,000	451,000
		914,000
Romania — 0.4%
Romania Government Bond,
Registered, 5.13%, 6/15/48	202,000	224,220

Russian Federation — 1.7%
ALROSA Finance SA, 4.65%,
4/9/24, Callable 1/9/24 @
100 (a)(b)	200,000	207,712
Gazprom OAO, Registered,
7.29%, 8/16/37	230,000	294,695
Phosagro OAO Via Phosagro
Bond Funding DAC, 3.95%,
4/24/23 (a)	200,000	202,427
Russian Federation, Registered,
4.25%, 6/23/27	200,000	208,788
		913,622
Saudi Arabia — 2.0%
Saudi Arabian Oil Co., 4.38%,
4/16/49 (a)	200,000	207,701
Saudi Government International
Bond, 4.38%, 4/16/29 (a)	200,000	220,583
Saudi Government International
Bond, 5.25%, 1/16/50 (a)	200,000	234,750
Saudi Government International
Bond, Registered, 5.00%,
4/17/49, MTN	400,000	453,804
		1,116,838
Senegal — 0.4%
Republic of Senegal, 8.75%,
5/13/21	200,000	217,840

South Africa — 0.2%
Republic of South Africa, 4.67%,
1/17/24	100,000	103,344

Sri Lanka — 1.6%
Republic of Sri Lanka, 6.85%,
3/14/24 (a)	200,000	205,500
Republic of Sri Lanka, 7.85%,
3/14/29 (a)	300,000	311,608
Republic of Sri Lanka, 7.55%,
3/28/30 (a)	200,000	203,489
Republic of Sri Lanka,
Registered, 6.25%, 10/4/20	130,000	131,820
		852,417
Turkey — 2.8%
Export Credit Bank of Turkey,
8.25%, 1/24/24 (a)	200,000	210,000
QNB Finansbank AS, 6.88%,
9/7/24 (a)	200,000	206,202
Republic of Turkey, 7.00%, 6/5/20	200,000	204,732
Republic of Turkey, 6.35%,
8/10/24	320,000	322,554
Republic of Turkey, 5.75%,
5/11/47	480,000	404,999
Turkiye Sise ve Cam Fabrikalari
AS, 6.95%, 3/14/26, Callable
12/14/25 @ 100 (a)(b)	200,000	202,004
		1,550,491
Ukraine — 0.5%
Ukraine Government, 7.38%,
9/25/32 (a)	290,000	294,640

United Arab Emirates — 0.4%
DP World, Ltd., 5.63%, 9/25/48 (a)	200,000	221,756

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Venezuela — 0.2%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28 (e)	176,000	26,840
Petroleos de Venezuela SA,
Registered, 8.50%, 10/27/20	45,000	29,250
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24 (e)	155,771	21,808
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26 (e)	32,000	4,480
		82,378
Vietnam — 0.6%
Mong Duong Finance Holdings
BV, 5.13%, 5/7/29, Callable
5/7/23 @ 102.56 (a)(b)	326,000	329,148

Zambia — 0.4%
Republic of Zambia, Registered,
5.38%, 9/20/22	330,000	231,495

TOTAL YANKEE DOLLARS
(COST $24,066,357)		24,504,060

Corporate Bond — 0.5%
United States — 0.5%
JBS Investments II GMBH,
5.75%, 1/15/28, Callable 7/15/22
@ 102.88(a)(b)	271,000	273,710

TOTAL CORPORATE BOND
(COST $271,000)		273,710

	Shares
Investment Companies — 2.4%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.26%(f)	1,302,074	1,302,074
TOTAL INVESTMENT COMPANIES
(COST $1,302,074)		1,302,074

TOTAL INVESTMENTS IN SECURITIES
(COST $53,622,547) — 97.0%		53,068,511
Other Assets (Liabilities) - 3.0%		1,629,708
NET ASSETS - 100%		$54,698,219
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on July 31, 2019.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(e)	Defaulted security.
(f)	The rate represents the annualized one day yield that was in effect on July 31, 2019.
bps	Basis Points
H15T5Y	5 Year Treasury Constant Maturity Rate
H15T10Y	10 Year Treasury Constant Maturity Rate
LLC	Limited Liability Company
MTN	Medium Term Note

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2019:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bond	76.2
Oil, Gas & Consumable Fuels	6.8
Investment Companies	2.4
Banks	1.9
Electric Utilities	1.7
Chemicals	1.2
Transportation Infrastructure	0.9
Metals & Mining	0.8
Diversified Financial Services	0.8
Equity Real Estate Investment Trusts	0.8
Wireless Telecommunication Services	0.8
Construction & Engineering	0.8
Consumer Finance	0.6
Food Products	0.5
Multi-Utilities	0.4
Industrial Conglomerates	0.4
Total	97.0

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited)

Futures Contracts Purchased

	Number of	Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Amount	Appreciation/(Depreciation)
5-Year US Treasury Note Futures	34	9/30/19	$3,996,860	$31,536
			$3,996,860	$31,536

Futures Contracts Sold

	Number of	Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Amount	Appreciation/(Depreciation)
10-Year US Treasury Note Futures	20	9/19/19	$2,548,438	($37,594)
			$2,548,438	($37,594)

	Total unrealized appreciation			$31,536
	Total unrealized depreciation			$(37,594)
	Total net unrealized appreciation/(depreciation)			$(6,058)

Credit Default Swap Agreements - Buy Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
			Spread at			Notional		Paid/	Appreciation/
	Pay Fixed	Payment	July 31, 2019		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	(%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
				Barclays Bank
Republic of Colombia	1.00	Quarterly	0.42	PLC	12/20/21	110,000	(1,604)	3,534	(5,138)
Republic of Panama	1.00	Quarterly	0.12	JP Morgan Chase	12/20/20	250,000	(3,265)	7,223	(10,488)
				Barclays Bank
Republic of Turkey	1.00	Quarterly	2.90	PLC	12/20/21	180,000	7,661	13,194	(5,533)
United Mexican States	1.00	Quarterly	0.66	Credit Suisse	12/20/21	210,000	(1,865)	5,656	(7,521)
							927	29,607	(28,680)

Credit Default Swap Agreements - Sell Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed Rate	Payment	July 31, 2019		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	(%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	0.73	Credit Suisse	6/20/21	1,510,500**	9,620	(93,198)	102,818
CDX Emerging Markets				Barclays Bank
Index, Series 26*	1.00	Quarterly	1.07	PLC	12/20/21	485,000**	(742)	(37,267)	36,525
				Barclays Bank
Republic of Colombia	1.00	Quarterly	0.35	PLC	6/20/21	100,000	1,299	(4,440)	5,739
				Barclays Bank
Republic of Indonesia	1.00	Quarterly	0.30	PLC	6/20/21	100,000	1,382	(2,534)	3,916
				Barclays Bank
Republic of Panama	1.00	Quarterly	0.12	PLC	12/20/20	125,000	1,632	(4,644)	6,276
Republic of Peru	1.00	Quarterly	0.09	Credit Suisse	9/20/20	125,000	1,392	(2,370)	3,762
Republic of Peru	1.00	Quarterly	0.13	Bank of America	6/20/21	40,000	675	(906)	1,581
							15,258	(145,359)	160,617

					Total swap agreements at value (assets)				$23,661
					Total swap agreements at value (liabilities)				(7,476)
					Net swap agreements at value				$16,185

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at		Notional		Paid/	Appreciation/
	Pay Fixed	Payment	July 31,	Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2019 (%)(b)	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets Index, Series 31	1.00	Daily	1.58	6/20/24	400,000	11,060	19,040	(7,980)
Republic of Brazil	1.00	Daily	1.25	6/20/24	540,000	6,687	18,599	(11,912)
Republic of Colombia	1.00	Daily	0.85	6/20/24	1,540,000	(10,465)	(8,772)	(1,693)
Russian Federation	1.00	Daily	0.99	6/20/24	400,000	(244)	6,449	(6,693)
						7,038	35,316	(28,278)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
	Receive		Spread at		Notional		Paid/	Appreciation/
	Fixed Rate	Payment	July 31,	Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2019 (%)(b)	Date	($)(c)	Value ($)	($)	($)
Republic of Argentina	5.00	Daily	9.62	12/20/22	360,000	(44,851)	37,986	(82,837)
United Mexican States	1.00	Daily	1.15	6/20/24	540,000	(3,941)	(3,479)	(462)
						(48,792)	34,507	(83,299)

				Total swap agreements at value (assets)				$17,747
				Total swap agreements at value (liabilities)				(59,501)
				Net swap agreements at value				(41,754)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.
*	As of July 31, 2019, the CDX Emerging Market Index, Series 25 and Series 26 included securities which had defaulted and represented 5% and 3%, respectively, of the Index.
**	Reflects the notional amount after the default of securities.

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	66,000	Czech Koruna	1,523,544	Bank of America	8/23/19	333
U.S. Dollar	73,000	Czech Koruna	1,685,853	BNP Paribas	8/23/19	337
U.S. Dollar	36,000	Czech Koruna	831,024	Standard Chartered Bank	8/23/19	182
U.S. Dollar	255,000	Czech Koruna	5,888,934	UBS AG	8/23/19	1,178
U.S. Dollar	404,000	Hungarian Forint	114,155,601	Bank of America	9/23/19	14,955
U.S. Dollar	348,000	Hungarian Forint	100,066,987	BNP Paribas	9/23/19	6,969
U.S. Dollar	16,000	Hungarian Forint	4,506,400	Standard Chartered Bank	9/23/19	642
U.S. Dollar	111,000	Hungarian Forint	31,285,683	UBS AG	9/23/19	4,378
U.S. Dollar	523,255	Israeli Shekel	1,846,018	UBS AG	8/29/19	(3,746)
U.S. Dollar	489,906	Mexican Peso	9,548,269	Goldman Sachs	11/13/19	191

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

						Net Unrealized
						Appreciation/
Description and amount of currency to be					Settlement	(Depreciation)
purchased				Counterparty	Date	($)
U.S. Dollar	407,877	Mexican Peso	7,900,000	UBS AG	11/13/19	2,698
U.S. Dollar	258,152	Singapore Dollar	351,229	Standard Chartered Bank	9/20/19	2,276
U.S. Dollar	250,000	South African Rand	3,657,560	Bank of America	9/12/19	(3,778)
U.S. Dollar	349,875	South African Rand	5,000,000	JP Morgan Chase	9/12/19	2,953
U.S. Dollar	793,148	Thai Baht	24,675,877	Standard Chartered Bank	8/15/19	(9,617)
U.S. Dollar	113,125	Turkish Lira	709,351	UBS AG	8/21/19	(13,066)
						6,885

Forward Currency Exchange Contracts - Long Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
Romanian Leu	994,067	U.S. Dollar	231,663	Bank of America	9/10/19	1,115
Czech Koruna	7,921,282	U.S. Dollar	351,000	Bank of America	8/23/19	(9,581)
Czech Koruna	1,831,370	U.S. Dollar	81,000	BNP Paribas	8/23/19	(2,065)
Czech Koruna	12,777,015	U.S. Dollar	565,435	UBS AG	8/23/19	(14,726)
Hungarian Forint	8,701,680	U.S. Dollar	30,000	Bank of America	9/23/19	(344)
Hungarian Forint	162,249,374	U.S. Dollar	564,955	BNP Paribas	9/23/19	(12,006)
Hungarian Forint	5,800,000	U.S. Dollar	20,000	Standard Chartered Bank	9/23/19	(233)
Hungarian Forint	43,163,914	U.S. Dollar	149,000	UBS AG	9/23/19	(1,896)
Polish Zloty	451,056	U.S. Dollar	120,000	Bank of America	9/24/19	(3,421)
Polish Zloty	3,738,673	U.S. Dollar	975,734	BNP Paribas	9/24/19	(9,442)
Polish Zloty	526,429	U.S. Dollar	140,000	UBS AG	9/24/19	(3,940)
South African Rand	189,511	U.S. Dollar	12,976	JP Morgan Chase	9/12/19	174
South African Rand	1,000,000	U.S. Dollar	69,493	JP Morgan Chase	9/12/19	(109)
Thai Baht	18,333,915	U.S. Dollar	588,500	Standard Chartered Bank	8/15/19	7,945
						(48,529)

			Total unrealized appreciation			$46,326
			Total unrealized depreciation			(87,970)
			Total net unrealized appreciation/(depreciation)			$(41,644)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 1.7%
France — 0.4%
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)	100,000	127,167

Ireland — 0.3%
Ardagh Packaging Finance
PLC/Ardagh Holdings USA, Inc.,
2.13%, 8/15/26, Callable 8/15/22
@ 101.06 (a)(d)	100,000	111,638

Luxembourg — 0.6%
Ineos Group Holdings SA, Registered,
5.38%, 8/1/24, Callable 8/16/19
@ 102.69 (a)	100,000	113,051
Kleopatra Holdings 1 SCA, 8.50%,
6/30/23, Callable 9/5/19 @ 102 (a)(d)	109,464	67,853
		180,904
Netherlands — 0.4%
LGE Holdco VI BV, Registered, 7.13%,
5/15/24, Callable 8/13/19 @
103.56 (a)	25,989	30,029
Trivium Packaging Finance, 3.75%,
8/15/26, Callable 8/15/22 @
101.88 (a)(d)	100,000	114,553
		144,582
TOTAL FOREIGN BONDS
(COST $607,964)		564,291

	Principal
	Amount ($)
Yankee Dollars — 19.0%
Argentina — 0.8%
IRSA Propiedades Comerciales SA,
Registered, 8.75%, 3/23/23,
Callable 3/23/20 @ 104.38 (a)	23,000	22,223
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	50,000	41,076
Republic of Argentina, 5.63%, 1/26/22	60,000	51,839
Republic of Argentina, 4.63%, 1/11/23	20,000	16,750
Republic of Argentina, 6.88%, 1/26/27	53,000	43,858
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	77,000	78,829
		254,575
Australia — 0.3%
Mineral Resources, Ltd., 8.13%,
5/1/27, Callable 5/1/22 @ 106.09 (a)(d)	80,000	83,992

Bahamas — 0.8%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20 @ 105.44 (a)(d)	241,000	257,569

Bermuda — 0.7%
Viking Cruises, Ltd., 5.88%, 9/15/27,
Callable 9/15/22 @ 102.94 (a)(d)	219,000	226,665
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	11,000	11,206
		237,871
Brazil — 0.6%
Itau Unibanco Holding SA/KY,
Registered, 5.75%, 1/22/21	200,000	207,600

Canada — 4.4%
Bausch Health Cos., Inc., 5.75%,
8/15/27, Callable 8/15/22 @
102.88 (a)(d)	29,000	30,523
Cascades, Inc., 5.50%, 7/15/22,
Callable 9/6/19 @ 101.38 (a)(d)	250,000	252,500
GFL Environmental, Inc., 5.63%,
5/1/22, Callable 9/6/19 @ 102.81 (a)(d)	79,000	79,593
Hudbay Minerals, Inc., 7.25%, 1/15/23,
Callable 8/14/19 @ 103.63 (a)(d)	2,000	2,058
Hudbay Minerals, Inc., 7.63%, 1/15/25,
Callable 1/15/20 @ 105.72 (a)(d)	61,000	63,212
Iamgold Corp., 7.00%, 4/15/25,
Callable 4/15/20 @ 105.25 (a)(d)	147,000	154,350
Mattamy Group Corp., 6.88%,
12/15/23, Callable 12/15/19 @
103.44 (a)(d)	64,000	66,400
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable
12/15/19 @ 104 (a)(d)	40,000	39,650
New Gold, Inc., 6.25%, 11/15/22,
Callable 8/14/19 @ 102.08 (a)(d)	240,000	229,199
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/1/19 @
103.56 (a)(d)	18,000	12,240
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (a)(d)	150,000	154,530
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (a)(d)	34,000	35,020
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	253,000	263,820
		1,383,095
Cayman Islands — 0.6%
Global Aircraft Leasing Co., Ltd.,
6.50%, 9/15/24, Callable 9/15/21
@ 103.25 (a)(d)	200,000	199,250

El Salvador — 0.1%
Republic of El Salvador, Registered,
7.75%, 1/24/23	35,000	38,457

France — 0.3%
Electricite de France SA, Registered,
5.25% (USSW10 + 371 bps),
Callable 1/29/23 @ 100 (a)(b)(c)	100,000	102,250

Germany — 1.3%
Unitymedia Kabelbw GMBH, 6.13%,
1/15/25, Callable 1/15/20 @
103.06 (a)(d)	400,000	416,500

Ireland — 0.6%
Avolon Holdings Funding, Ltd., 5.13%,
10/1/23, Callable 9/1/23 @ 100 (a)(d)	85,000	90,321
Park Aerospace Holdings, 5.25%,
8/15/22, Callable 7/15/22 @ 100 (a)(d)	93,000	98,170
		188,491

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Israel — 0.1%
Teva Pharmaceuticals NE, 3.15%,
10/1/26	50,000	38,994

Luxembourg — 3.3%
Altice Luxembourg SA, 10.50%,
5/15/27, Callable 5/15/22 @
105.25 (a)(d)	400,000	423,500
ARD Finance SA, 7.13%, 9/15/23,
Callable 9/15/19 @ 103.56 (a)	200,000	206,000
Camelot Finance SA, 7.88%, 10/15/24,
Callable 10/15/19 @ 103.94 (a)(d)	80,000	83,400
Intelsat Jackson Holdings SA, 8.50%,
10/15/24, Callable 10/15/20 @
106.38 (a)(d)	157,000	156,623
Telenet Finance Luxembourg Notes
Sarl, 5.50%, 3/1/28, Callable
12/1/22 @ 102.75 (a)(d)	200,000	202,400
		1,071,923
Nigeria — 0.1%
Nigeria Government International
Bond, 5.63%, 6/27/22	45,000	46,755

Russian Federation — 0.3%
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	109,730

South Africa — 0.3%
Republic of South Africa, 5.50%,
3/9/20	100,000	101,250

Spain — 0.6%
Banco BIL Vizcaya Arg, 6.12%
(USSW5 + 387 bps), Callable
11/16/27 @ 100 (a)(b)(c)	200,000	188,750

Sri Lanka — 0.3%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	101,400

Switzerland — 0.7%
UBS Group AG, 7.00% (USSW5 + 487
bps), Callable 2/19/25 @ 100
(a)(b)(c)	200,000	219,750

Turkey — 0.8%
Republic of Turkey, 7.00%, 6/5/20	173,000	177,093
Republic of Turkey, 7.38%, 2/5/25	62,000	65,145
		242,238
United Kingdom — 1.9%
Barclays, 7.88% (USSW5 + 677 bps),
Callable 3/15/22 @ 100 (a)(b)(c)	200,000	208,000
Royal Bank of Scotland Group PLC,
8.63% (USSW5 + 760 bps),
Callable 8/15/21 @ 100 (a)(b)(c)	200,000	212,750
Virgin Media Finance PLC, 6.00%,
10/15/24, Callable 10/15/19 @
103 (a)(d)	200,000	207,750
		628,500
Venezuela — 0.1%
Petroleos de Venezuela SA,
Registered, 9.50%, 11/17/21 (e)	35,000	4,725
Petroleos de Venezuela SA,
Registered, 12.75%, 2/17/22 (e)	9,000	1,260
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24 (e)	70,000	9,800
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26 (e)	63,000	8,820
		24,605
TOTAL YANKEE DOLLARS
(COST $6,131,671)		6,143,545

Corporate Bonds — 70.6%
United States — 70.6%
Acadia Healthcare Co., Inc., 5.63%,
2/15/23, Callable 9/6/19 @ 102.81(a)	65,000	65,511
Acadia Healthcare Co., Inc., 6.50%,
3/1/24, Callable 9/6/19 @ 104.88(a)	150,000	153,750
Adient US LLC, 7.00%, 5/15/26,
Callable 5/15/22 @ 103.50(a)(d)	157,000	158,962
AK Steel Corp., 7.50%, 7/15/23,
Callable 9/6/19 @ 103.75(a)	328,000	335,174
Ally Financial, Inc., 4.13%, 3/30/20	135,000	136,012
Ally Financial, Inc., 7.50%, 9/15/20	87,000	91,133
Ally Financial, Inc., 8.00%, 3/15/20	87,000	89,719
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00(a)(b)(c)	65,000	65,285
Antero Resources Corp., 5.00%,
3/1/25, Callable 3/1/20 @ 103.75(a)	300,000	268,446
Archrock Partners LP/Archrock
Partners Finance Corp., 6.88%,
4/1/27, Callable 4/1/22 @ 105.16(a)(d)	231,000	243,128
Arconic, Inc., 5.90%, 2/1/27	76,000	83,600
Ascent Resources Utica Holdings
LLC/ARU Finance Corp., 7.00%,
11/1/26, Callable 11/1/21 @
103.50(a)(d)	42,000	33,495
Basuch Health Americas, Inc., 8.50%,
1/31/27, Callable 7/31/22 @
104.25(a)(d)	45,000	49,561
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @
102.44(a)	88,000	96,800
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @
105.00(a)	28,000	31,465
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 9/6/19 @
103.06(a)(d)	273,000	273,341
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 8/22/19 @ 103.44(a)	115,000	118,881
Boyne USA, Inc., 7.25%, 5/1/25,
Callable 5/1/21 @ 103.63(a)(d)	60,000	65,400
Cablevision Systems Corp., 5.88%,
9/15/22	174,000	184,875
Calpine Corp., 5.75%, 1/15/25,
Callable 10/15/19 @ 102.88(a)	110,000	110,000
Calpine Corp., 6.00%, 1/15/22,
Callable 9/6/19 @ 101.50(a)(d)	75,000	75,563
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable 6/1/20
@ 100.00(a)(b)(c)	120,000	121,499

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
Capitol Investment Merger Sub 2 LLC,
10.00%, 8/1/24, Callable 8/1/21 @
105.00(a)(d)		50,000	51,500
Carlson Travel, Inc., 6.75%, 12/15/23,
Callable 12/15/19 @ 103.38(a)(d)		300,000	303,750
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)		134,000	137,524
CCO Holdings LLC, 5.13%, 5/1/23,
Callable 9/6/19 @ 102.56(a)(d)		164,000	167,920
CCO Holdings LLC, 5.75%, 1/15/24,
Callable 9/6/19 @ 101.92(a)		100,000	102,125
Centene Corp., 4.75%, 5/15/22,
Callable 9/6/19 @ 102.38(a)		14,000	14,165
Centene Corp., 6.13%, 2/15/24,
Callable 9/6/19 @ 104.59(a)		73,000	76,468
Centene Escrow I Corp., 5.38%,
6/1/26, Callable 6/1/21 @ 104.03(a)(d)		85,000	89,781
Citigroup, Inc., 5.87% (US0003M +
406 bps), Callable 3/27/20 @
100.00(a)(b)(c)		70,000	71,077
Clearwater Paper Corp., 5.38%,
2/1/25(d)		288,000	266,832
Cleveland-Cliffs, Inc., 5.88%, 6/1/27,
Callable 6/1/22 @ 102.94(a)(d)		275,000	276,375
CommScope Finance LLC, 6.00%,
3/1/26, Callable 3/1/22 @ 103.00(a)(d)		97,000	98,062
CommScope Finance LLC, 6.00%,
6/15/25, Callable 6/15/20 @
103.00(a)(d)		147,000	133,770
Crestwood Midstream Partners
LP/Crestwood Midstream Finance
Corp., 5.63%, 5/1/27, Callable 5/1/22
@ 102.81(a)(d)		99,000	98,020
CSC Holdings LLC, 5.25%, 6/1/24		200,000	208,750
CSC Holdings LLC, 5.38%, 2/1/28,
Callable 2/1/23 @ 102.69(a)(d)		200,000	208,500
CSC Holdings LLC, 10.88%, 10/15/25,
Callable 10/15/20 @ 105.44(a)(d)		200,000	227,814
DCP Midstream LLC, 8.13%, 8/16/30		77,000	97,020
Dell, Inc., 7.10%, 4/15/28		109,000	122,898
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 8/22/19 @
101.47(a)(d)		19,000	19,328
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 8/22/19 @
105.34(a)(d)		174,000	184,006
Diamond Sports Group LLC/Diamond
Sports Finance Co., 5.38%, 8/15/26,
Callable 8/15/22 @ 102.69(a)(d)		200,000	203,250
Diamond Sports Group LLC/Diamond
Sports Finance Co., 6.63%, 8/15/27,
Callable 8/15/22 @ 103.31(a)(d)		200,000	205,000
DISH DBS Corp., 5.88%, 7/15/22		60,000	60,646
Eagle Holding Co. II LLC, 7.63%,
5/15/22, Callable 9/6/19 @
101.00(a)(d)		293,000	295,197
Eldorado Resorts, Inc., 6.00%,
9/15/26, Callable 9/15/21 @ 104.50(a)		403,000	435,239
Eldorado Resorts, Inc., 7.00%, 8/1/23,
Callable 9/6/19 @ 103.50(a)		135,000	141,075
Embarq Corp., 8.00%, 6/1/36		197,000	191,583
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable
2/15/23 @ 100.00(a)(b)(c)		83,000	78,286
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)		197,000	153,660
First Data Corp., 5.00%, 1/15/24(d)		108,000	110,646
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22 @
100.00(a)		44,000	44,097
Freeport-McMoRan, Inc., 6.88%,
2/15/23		18,000	18,945
Genesis Energy LP, 5.63%, 6/15/24,
Callable 9/6/19 @ 102.81(a)		40,000	39,300
Genesis Energy LP, 6.00%, 5/15/23,
Callable 9/6/19 @ 103.00(a)		100,000	100,500
Genesis Energy LP, 6.75%, 8/1/22,
Callable 9/6/19 @ 101.69(a)		76,000	77,321
Go Daddy Operating Co. LLC/GD
Finance Co., Inc., 5.25%, 12/1/27,
Callable 6/1/22 @ 102.63(a)(d)		237,000	246,775
Golden Nugget, Inc., 6.75%, 10/15/24,
Callable 10/15/19 @ 103.38(a)(d)		150,000	154,407
Golden Nugget, Inc., 8.75%, 10/1/25,
Callable 10/1/20 @ 104.38(a)(d)		133,000	139,318
Gray Television, Inc., 7.00%, 5/15/27,
Callable 5/15/22 @ 105.25(a)(d)		82,000	89,688
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)		95,000	99,038
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(a)		77,000	58,905
Gulfport Enregy Corp., 6.00%,
10/15/24, Callable 10/15/19 @
104.50(a)		196,000	150,900
Harsco Corp., 5.75%, 7/31/27,
Callable 7/31/22 @ 102.88(a)(d)		22,000	22,660
HCA Healthcare, Inc., 5.88%, 2/15/26,
Callable 8/15/25 @ 100.00(a)		200,000	221,500
HCA, Inc., 4.13%, 6/15/29, Callable
3/15/29 @ 100.00(a)		75,000	76,828
HCA, Inc., 7.50%, 2/15/22		64,000	70,861
Herc Holdings, Inc., 5.50%, 7/15/27,
Callable 7/15/22 @ 102.75(a)(d)		200,000	200,250
Infor, Inc., 6.50%, 5/15/22, Callable
8/22/19 @ 101.63(a)		125,000	127,187
Informatica LLC, 7.13%, 7/15/23,
Callable 8/22/19 @ 101.78(a)(d)		117,000	119,194
Inventiv Group Holdings, Inc., 7.50%,
10/1/24, Callable 10/1/19 @
103.75(a)(d)		79,000	82,358
IQVIA, Inc., 2.25%, 1/15/28, Callable
7/15/22 @ 101.13(a)(d)	EUR	100,000	110,690
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 2/1/20 @ 105.91(a)(d)		264,000	280,500
Jaguar Holding Co. II, 6.38%, 8/1/23,
Callable 9/6/19 @ 103.19(a)(d)		69,000	71,501
JBS USA LLC/ JBS USA Finance LLC,
Registered, 5.88%, 7/15/24, Callable
9/5/19 @ 102.94(a)		50,000	51,375
JBS USA LLC/JBS USA Finance LLC,
5.50%, 1/15/30, Callable 1/15/25 @
102.75(a)(d)		60,000	59,925

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
JBS USA LLC/JBS USA Finance LLC,
6.50%, 4/15/29, Callable 4/15/24 @
103.25(a)(d)		233,000	250,184
JPMorgan Chase & Co., 5.00% (SOFR
+ 338 bps), Callable 8/1/24 @
100.00(a)(b)(c)		125,000	126,438
KB Home, 6.88%, 6/15/27, Callable
12/15/26 @ 100.00(a)		166,000	181,563
Kinetic Concepts, Inc. / KCI USA, Inc.,
7.88%, 2/15/21, Callable 8/22/19 @
101.97(a)(d)		95,000	97,092
LABL Escrow Issuer LLC, 6.75%,
7/15/26, Callable 7/15/22 @
103.38(a)(d)		143,000	145,860
LABL Escrow Issuer LLC, 10.50%,
7/15/27, Callable 7/15/22 @
105.25(a)(d)		25,000	25,188
Level 3 Communications, 5.75%,
12/1/22, Callable 9/6/19 @ 101.44(a)		96,000	96,720
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 9/6/19 @ 101.28(a)		90,000	90,452
Level 3 Financing, Inc., 5.38%, 5/1/25,
Callable 5/1/20 @ 102.69(a)		139,000	143,170
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 9/6/19 @ 102.69(a)		24,000	24,327
Manitowoc Co., Inc., 9.00%, 4/1/26,
Callable 4/1/22 @ 104.50(a)(d)		122,000	122,915
Match Group, Inc., 5.63%, 2/15/29,
Callable 2/15/24 @ 102.81(a)(d)		165,000	176,138
MEDNAX, Inc., 6.25%, 1/15/27,
Callable 1/15/22 @ 104.69(a)(d)		202,000	200,485
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00(a)		38,000	40,565
MGM Growth/MGM Finance, 5.75%,
2/1/27, Callable 11/1/26 @
100.00(a)(d)		64,000	69,057
MPH Acquisition Holdings LLC, 7.13%,
6/1/24, Callable 9/6/19 @ 105.34(a)(d)		141,000	136,764
MPT Operating Partnership LP,
4.63%, 8/1/29, Callable 8/1/24 @
102.31(a)		56,000	56,665
MTS Systems Corp., 5.75%, 8/15/27,
Callable 8/15/22 @ 102.88(a)(d)		44,000	45,210
Navient Corp., 6.13%, 3/25/24, MTN		38,000	39,952
Navient Corp., 6.50%, 6/15/22		100,000	106,470
Navient Corp., 6.75%, 6/15/26		86,000	89,548
Navient Corp., 7.25%, 1/25/22, MTN		150,000	163,124
Navistar International Corp., 6.63%,
11/1/25, Callable 11/1/20 @
103.31(a)(d)		85,000	87,550
NRG Energy, Inc., 5.25%, 6/15/29,
Callable 6/15/24 @ 102.63(a)(d)		100,000	105,355
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/21 @ 103.63(a)		54,000	58,299
Oasis Petroleum, Inc., 6.25%, 5/1/26,
Callable 5/1/21 @ 103.13(a)(d)		51,000	48,317
Olin Corp., 5.63%, 8/1/29, Callable
8/1/24 @ 102.81(a)		148,000	151,885
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)		100,000	109,156
Panther BF Aggregator 2 LP, 6.25%,
5/15/26, Callable 5/15/22 @
103.13(a)(d)		147,000	152,101
Parsley Energy LLC, 5.25%, 8/15/25,
Callable 8/15/20 @ 103.94(a)(d)		69,000	69,518
Party City Holdings, Inc., 6.63%,
8/1/26, Callable 8/1/21 @ 103.31(a)(d)		140,000	134,750
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 9/6/19 @ 105.25(a)		303,000	314,453
PBF Logistics LP, 6.88%, 5/15/23,
Callable 9/6/19 @ 103.44(a)		322,000	330,051
PetSmart, Inc., 5.88%, 6/1/25, Callable
6/1/20 @ 102.94(a)(d)		150,000	148,290
Pisces Midco, Inc., 8.00%, 4/15/26,
Callable 4/15/21 @ 104.00(a)(d)		95,000	92,625
Plains All American Pipeline LP,
6.12% (US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)		110,000	106,091
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20 @
103.13(a)(d)		227,000	203,801
Polaris Intermediate Corp., 8.50%,
12/1/22, Callable 8/19/19 @
104.00(a)(d)		248,000	230,020
Prime Security Services Borrower
LLC/Prime Finance, Inc., 5.25%,
4/15/24(d)		214,000	218,284
Rayonier AM Products, Inc., 5.50%,
6/1/24, Callable 9/6/19 @ 102.75(a)(d)		336,000	268,799
Refinitiv US Holdings, Inc., 4.50%,
5/15/26, Callable 11/15/21 @
102.25(a)(d)	EUR	200,000	237,520
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21 @
103.13(a)(d)		166,000	178,450
Refinitiv US Holdings, Inc., 8.25%,
11/15/26, Callable 11/15/21 @
104.13(a)(d)		137,000	151,728
Regionalcare/ LifePoint, 9.75%,
12/1/26, Callable 12/1/21 @
104.88(a)(d)		55,000	58,369
Reynolds Group Issuer, Inc., 5.13%,
7/15/23, Callable 9/6/19 @
102.56(a)(d)		72,000	73,260
Reynolds Group Issuer, Inc., 5.75%,
10/15/20, Callable 9/6/19 @ 100.00(a)		214,173	214,950
Scientific Games International, Inc.,
5.00%, 10/15/25, Callable 10/15/20 @
103.75(a)(d)		150,000	153,375
Scientific Games International, Inc.,
8.25%, 3/15/26, Callable 3/15/22 @
104.13(a)(d)		258,000	276,132
Scientific Games International, Inc.,
10.00%, 12/1/22, Callable 9/6/19 @
105.00(a)		147,000	153,250
Select Medical Corp., 6.25%, 8/15/26,
Callable 8/15/22 @ 103.13(a)(d)		252,000	255,780
Select Medical Holdings Corp., 6.38%,
6/1/21, Callable 8/30/19 @ 100.00(a)		431,000	431,538
Service Corp. International, 5.13%,
6/1/29, Callable 6/1/24 @ 102.56(a)		60,000	63,150
Sirius XM Radio, Inc., 5.50%, 7/1/29,
Callable 7/1/24 @ 102.75(a)(d)		200,000	208,692
Sprint Communications, Inc., 6.00%,
11/15/22		125,000	132,813

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Sprint Corp., 7.13%, 6/15/24	30,000	32,738
Sprint Corp., 7.25%, 9/15/21	144,000	154,620
Sprint Corp., 7.63%, 3/1/26, Callable
11/1/25 @ 100.00(a)	118,000	131,869
Sprint Corp., 7.88%, 9/15/23	328,000	364,489
Standard Industries, Inc., 5.00%,
2/15/27, Callable 2/15/22 @
102.50(a)(d)	175,000	178,280
Sunoco LP/Sunoco Finance Corp.,
6.00%, 4/15/27, Callable 4/15/22 @
103.00(a)	121,000	127,504
Talen Energy Supply LLC, 6.63%,
1/15/28, Callable 1/15/23 @
103.31(a)(d)	60,000	57,750
Targa Resources Partners LP, 5.00%,
1/15/28, Callable 1/15/23 @ 102.50(a)	64,000	64,880
Targa Resources Partners LP, 6.75%,
3/15/24, Callable 9/15/19 @ 103.38(a)	31,000	32,085
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27, Callable 3/15/27 @
100.00(a)(d)	100,000	104,500
Tempo Acquisition Ll/Fi, 6.75%,
6/1/25, Callable 6/1/20 @ 103.38(a)(d)	167,000	172,219
Tenet Healthcare Corp., 6.00%,
10/1/20	57,000	58,639
Tenet Healthcare Corp., 6.25%,
2/1/27, Callable 2/1/22 @ 103.13(a)(d)	127,000	131,445
Tenet Healthcare Corp., 8.13%, 4/1/22	245,000	261,537
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)	65,000	57,200
The Chemours Co., 6.63%, 5/15/23,
Callable 9/6/19 @ 103.31(a)	39,000	39,171
The Chemours Co., 7.00%, 5/15/25,
Callable 5/15/20 @ 103.50(a)	146,000	143,207
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 8/19/19 @ 104.50(a)	5,000	5,219
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 8/19/19 @ 103.25(a)	150,000	155,437
Tribune Media Co., 5.88%, 7/15/22,
Callable 8/12/19 @ 101.47(a)	310,000	315,115
Truck Hero, Inc., 8.50%, 4/21/24,
Callable 4/30/21 @ 104.25(a)(d)	157,000	157,000
United Rentals North America, Inc.,
6.50%, 12/15/26, Callable 12/15/21 @
103.25(a)	155,000	167,741
Valeant Pharmaceuticals International,
Inc., 5.50%, 11/1/25, Callable 11/1/20
@ 102.75(a)(d)	200,000	208,000
Vistra Operations Co. LLC, 5.00%,
7/31/27, Callable 7/31/22 @
102.50(a)(d)	415,000	424,856
Wand Merger Corp., 8.13%, 7/15/23,
Callable 7/15/20 @ 104.06(a)(d)	76,000	78,945
Warrior Met Coal, Inc., 8.00%, 11/1/24,
Callable 11/1/20 @ 104.00(a)(d)	139,000	145,252
William Lyon Homes, Inc., 6.63%,
7/15/27, Callable 7/15/22 @
103.31(a)(d)	200,000	199,000
Wyndham Worldwide Corp., 6.35%,
10/1/25, Callable 7/1/25 @ 100.00(a)	161,000	176,263
XPO Logistics, Inc., 6.75%, 8/15/24,
Callable 8/15/21 @ 103.38(a)(d)	217,000	231,311
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 9/6/19 @
103.00(a)	147,000	151,410
		22,769,811
TOTAL CORPORATE BONDS
(COST $22,511,466)		22,769,811

	Shares
Exchange Traded Funds — 4.9%
iShares JPMorgan USD Emerging
Markets Bond ETF	10,019	1,138,960
iShares iBoxx High Yield Corporate
Bond ETF	5,000	434,650
TOTAL EXCHANGE TRADED FUNDS
(COST $1,497,772)		1,573,610

Investment Companies — 4.3%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.26%(f)	1,384,889	1,384,889
TOTAL INVESTMENT COMPANIES
(COST $1,384,889)		1,384,889

TOTAL INVESTMENTS IN SECURITIES
(COST $32,133,762) — 100.5%		32,436,146
Other Assets (Liabilities) - (0.5)%		(157,754)
NET ASSETS - 100%		$32,278,392
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on July 31, 2019.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	The rate represents the annualized one day yield that was in effect on July 31, 2019.
bps	Basis Points
ETF	Exchange-Traded Fund
EUR	Euro
EUSA12	Euro 12 Year Swap Rate
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Co.
US0003M	3 Month US Dollar LIBOR
USSW5	USD 5 Year Swap Rate
USSW10	USD 10 Year Swap Rate

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2019:

Percentage of
Industry	Net Assets at Value (%)
Hotels, Restaurants & Leisure	9.4
Media	8.3
Health Care Providers & Services	7.8
Oil, Gas & Consumable Fuels	7.5
Diversified Financial Services	6.4
Exchange Traded Fund	5.0
Metals & Mining	4.4
Containers & Packaging	4.4
Investment Companies	4.3
Chemicals	3.8
Consumer Finance	3.7
Banks	3.1
Wireless Telecommunication Services	3.1
IT Services	2.9
Electric Utilities	2.7
Sovereign Bond	2.0
Household Durables	1.7
Auto Components	1.5
Commercial Services & Supplies	1.4
Food Products	1.2
Technology Hardware, Storage &
Peripherals	1.1
Diversified Telecommunication Services	1.1
Trading Companies & Distributors	1.1
Pharmaceuticals	1.0
Building Products	0.9
Independent Power and Renewable
Electricity Producers	0.9
Specialty Retail	0.9
Software	0.8
Energy Equipment & Services	0.8
Paper & Forest Products	0.8
Machinery	0.8
Air Freight & Logistics	0.7
Capital Markets	0.7
Communications Equipment	0.7
Life Sciences Tools & Services	0.6
Aerospace & Defense	0.6
Equity Real Estate Investment Trusts	0.5
Interactive Media & Services	0.5
Health Care Equipment & Supplies	0.3
Independent Power and Renewabl	0.3
Diversified Consumer Services	0.2
Thrifts & Mortgage Finance	0.2
Insurance	0.2
Electronic Equipment, Instruments &
Components	0.1
Real Estate Management & Development	0.1
Total	100.5

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	770,023	European Euro	675,000	Goldman Sachs	8/2/19	22,862

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

						Net Unrealized
						Appreciation/
Description and amount of currency to be					Settlement	(Depreciation)
purchased				Counterparty	Date	($)
U.S. Dollar	754,420	European Euro	675,000	Morgan Stanley	9/4/19	5,080
U.S. Dollar	139,650	European Euro	125,000	UBS AG	9/4/19	883
						28,825

			Total unrealized appreciation			$28,825
			Total unrealized depreciation			–
			Total net unrealized appreciation/(depreciation)			$28,825

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 4.6%
France — 1.3%
BNP Paribas Cardif SA, 4.03%
(EUR003M + 393 bps), Callable
11/25/25 @ 100 (a)(b)(c)	200,000	248,079
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)	100,000	127,167
		375,246
Germany — 0.4%
Commerzbank AG, Series E, 4.00%,
3/30/27	100,000	129,406

Ireland — 0.4%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc., 2.13%,
8/15/26, Callable 8/15/22 @
101.06 (a)(d)	100,000	111,638

Luxembourg — 1.3%
ARD Finance SA, 6.63%, 9/15/23,
Callable 9/15/19 @ 103.31 (a)	200,000	229,130
Kleopatra Holdings 1 SCA, Registered,
8.50%, 6/30/23, Callable 9/5/19 @
102 (a)	273,660	169,633
		398,763
Netherlands — 0.4%
Trivium Packaging Finance, 3.75%,
8/15/26, Callable 8/15/22 @
101.88 (a)(d)	100,000	114,552

United Kingdom — 0.8%
CNH Industrial Finance Europe SA,
Series E, 1.75%, 3/25/27, Callable
12/25/26 @ 100 (a)	200,000	235,873

TOTAL FOREIGN BONDS
(COST $1,396,379)		1,365,478

	Principal
	Amount ($)
Yankee Dollars — 21.1%
Argentina — 1.5%
Provincia de Buenos Aires, Registered,
6.50%, 2/15/23	174,000	142,942
Republic of Argentina, 5.63%, 1/26/22	110,000	95,040
Republic of Argentina, 5.88%, 1/11/28	83,000	65,487
Republic of Argentina, 6.88%, 1/11/48	170,000	128,945
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	22,000	22,523
		454,937
Australia — 0.4%
Mineral Resources, Ltd., 8.13%, 5/1/27,
Callable 5/1/22 @ 106.09 (a)(d)	74,000	77,692
Westpac Banking Corp., 5.00%
(USISDA05 + 289 bps), Callable
9/21/27 @ 100 (a)(b)(c)	35,000	33,635
		111,327
Bahamas — 0.2%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20 @ 105.44 (a)(d)	48,000	51,300

Bermuda — 1.1%
Aircastle, Ltd., 5.50%, 2/15/22	100,000	105,938
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	203,000	206,806
		312,744
Brazil — 0.1%
Yamana Gold, Inc., 4.63%, 12/15/27,
Callable 9/15/27 @ 100 (a)	20,000	20,806

Canada — 2.6%
Bausch Health Cos., Inc., 5.75%,
8/15/27, Callable 8/15/22 @
102.88 (a)(d)	7,000	7,368
Enbridge, Inc., 5.50% (US0003M + 342
bps), 7/15/77, Callable 7/15/27 @
100 (a)(c)	55,000	54,553
Enbridge, Inc., 6.25% (US0003M + 364
bps), 3/1/78, Callable 3/1/28 @
100 (a)(c)	15,000	15,611
Iamgold Corp., 7.00%, 4/15/25, Callable
4/15/20 @ 105.25 (a)(d)	39,000	40,950
Kinross Gold Corp., 4.50%, 7/15/27,
Callable 4/15/27 @ 100 (a)	50,000	50,625
Mattamy Group Corp., 6.88%, 12/15/23,
Callable 12/15/19 @ 103.44 (a)(d)	18,000	18,675
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable 12/15/19
@ 104 (a)(d)	10,000	9,913
New Gold, Inc., 6.25%, 11/15/22,
Callable 8/14/19 @ 102.08 (a)(d)	185,000	176,674
New Gold, Inc., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78 (a)(d)	18,000	15,570
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/1/19 @
103.56 (a)(d)	162,000	110,160
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (a)(d)	10,000	10,302
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (a)(d)	17,000	17,510
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	237,000	247,136
		775,047
Cayman Islands — 0.6%
Global Aircraft Leasing Co., Ltd., 6.50%,
9/15/24, Callable 9/15/21 @
103.25 (a)(d)	183,000	182,314

Egypt — 0.7%
Republic of Egypt, Registered, 7.50%,
1/31/27	200,000	217,989

Hong Kong SAR — 0.7%
CK Hutchison Capital Securities 17,
Ltd., 4.00% (H15T5Y + 207 bps),
Callable 5/12/22 @ 100 (a)(b)(c)(d) 200,000		200,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
India — 0.7%
ONGC Videsh, Ltd., 3.75%, 5/7/23	200,000	205,143

Indonesia — 0.7%
Perusahaan Listrik Negara PT,
Registered, 4.13%, 5/15/27, MTN	200,000	208,154

Ireland — 1.9%
Aercap Ireland Capital/Global, 3.50%,
1/15/25, Callable 11/15/24 @ 100 (a)	150,000	151,902
Avolon Holdings Funding, Ltd., 4.38%,
5/1/26, Callable 3/1/26 @ 100 (a)(d)	400,000	413,688
		565,590
Mexico — 1.4%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%, 3/10/21	150,000	157,350
Petroleos Mexicanos, 4.88%, 1/24/22	110,000	111,100
Petroleos Mexicanos, 6.50%, 3/13/27	97,000	96,195
Petroleos Mexicanos, 5.35%, 2/12/28	46,000	42,274
		406,919
Netherlands — 0.8%
LYB International Finance II BV, 3.50%,
3/2/27, Callable 12/2/26 @ 100 (a)	200,000	202,907
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100 (a)	25,000	25,093
		228,000
Oman — 1.3%
Oman Government International Bond,
Registered, 5.38%, 3/8/27	400,000	391,112

Russian Federation — 0.4%
Gazprom OAO, Registered, 7.29%,
8/16/37	100,000	128,128

Saudi Arabia — 0.7%
Saudi Arabian Oil Co., 4.38%, 4/16/49 (d)	200,000	207,701

Sri Lanka — 0.3%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	101,400

Turkey — 1.4%
Republic of Turkey, 6.88%, 3/17/36	68,000	66,544
Republic of Turkey, 4.88%, 4/16/43	200,000	157,000
Turkiye Is Bankasi AS, 6.13%, 4/25/24,
MTN	200,000	186,909
		410,453
United Kingdom — 3.5%
Barclays PLC, 4.38%, 1/12/26	200,000	206,550
Lloyds Banking Group PLC, 4.65%,
3/24/26	200,000	207,869
Nationwide Building Society, 3.62%
(US0003M + 118 bps), 4/26/23,
Callable 4/26/22 @ 100 (a)(c)(d)	200,000	202,740
Nationwide Building Society, 4.36%
(US0003M + 139 bps), 8/1/24,
Callable 8/1/23 @ 100 (a)(c)(d)	200,000	207,794
Santander UK Group Holdings, 3.82%
(US0003M + 140 bps), 11/3/28,
Callable 11/3/27 @ 100 (a)(c)	200,000	202,945
		1,027,898
Venezuela — 0.1%
Petroleos de Venezuela SA, Registered,
6.00%, 11/15/26 (e)	77,000	10,780
Republic of Venezuela, 7.75%, 10/13/19 (e)	25,000	3,813
Republic of Venezuela, 11.95%, 8/5/31 (e)	30,000	4,575
		19,168
TOTAL YANKEE DOLLARS
(COST $6,138,025)		6,226,130

Corporate Bonds — 67.3%
United States — 67.3%
Adient US LLC, 7.00%, 5/15/26,
Callable 5/15/22 @ 103.50(a)(d)	144,000	145,800
AK Steel Corp., 7.50%, 7/15/23,
Callable 9/6/19 @ 103.75(a)	174,000	177,805
Alexandria Real Estate Equities, Inc.,
4.00%, 1/15/24, Callable 12/15/23 @
100.00(a)	55,000	58,292
Ally Financial, Inc., 4.13%, 3/30/20	50,000	50,375
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/21/25 @ 100.00(a)	63,000	70,324
American Express Co., 4.90%
(US0003M + 329 bps), Callable 3/15/20
@ 100.00(a)(b)(c)	400,000	402,284
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00(a)(b)(c)	48,000	48,210
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., 4.25%, 12/1/27, Callable
9/1/27 @ 100.00(a)	10,000	10,470
Antero Resources Corp., 5.00%, 3/1/25,
Callable 3/1/20 @ 103.75(a)	65,000	58,163
Antero Resources Corp., 5.13%,
12/1/22, Callable 9/6/19 @ 101.28(a)	225,000	214,875
Archrock Partners LP/Archrock Partners
Finance Corp., 6.88%, 4/1/27, Callable
4/1/22 @ 105.16(a)(d)	30,000	31,575
Arconic, Inc., 5.90%, 2/1/27	34,000	37,400
AT&T, Inc., 3.62% (US0003M + 118
bps), 6/12/24(c)	40,000	40,739
AT&T, Inc., 4.80%, 6/15/44, Callable
12/15/43 @ 100.00(a)	25,000	26,379
AT&T, Inc., 5.25%, 3/1/37, Callable
9/1/36 @ 100.00(a)	85,000	96,417
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/46 @ 100.00(a)	75,000	88,755
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b)(c)	35,000	38,946
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 9/6/19 @
103.06(a)(d)	164,000	164,205
Boardwalk Pipelines LP, 4.80%, 5/3/29,
Callable 2/3/29 @ 100.00(a)	115,000	120,579

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Boardwalk Pipelines LP, 5.95%, 6/1/26,
Callable 3/1/26 @ 100.00(a)	89,000	98,720
Brandywine Operating Partnership LP,
3.95%, 11/15/27, Callable 8/15/27 @
100.00(a)	35,000	36,151
Buckeye Partners LP, 6.38% (US0003M
+ 402 bps), 1/22/78, Callable 1/22/23 @
100.00(a)(c)	55,000	42,625
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/20 @
103.00(a)(d)	50,000	52,313
Capital One Financial Corp., 3.75%,
7/28/26, Callable 6/28/26 @ 100.00(a)	65,000	66,608
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/25 @ 100.00(a)	35,000	36,808
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable 6/1/20
@ 100.00(a)(b)(c)	50,000	50,625
Care Capital Properties, Inc., 5.13%,
8/15/26, Callable 5/15/26 @ 100.00(a)	145,000	151,807
CCO Holdings LLC, 5.75%, 2/15/26,
Callable 2/15/21 @ 102.88(a)(d)	150,000	158,019
Celgene Corp., 5.00%, 8/15/45, Callable
2/15/45 @ 100.00(a)	60,000	71,399
Centene Corp., 6.13%, 2/15/24, Callable
9/6/19 @ 104.59(a)	29,000	30,378
Centene Escrow I Corp., 5.38%, 6/1/26,
Callable 6/1/21 @ 104.03(a)(d)	35,000	36,969
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 9/6/19 @ 104.59(a)	31,000	32,163
Charter Communications Operating
LLC/Capital, 5.75%, 4/1/48, Callable
10/1/47 @ 100.00(a)	200,000	218,121
Citigroup, Inc., 4.13%, 7/25/28	70,000	74,041
Citigroup, Inc., 4.60%, 3/9/26	40,000	43,189
Citigroup, Inc., 5.80% (US0003M + 409
bps), Callable 11/15/19 @
100.00(a)(b)(c)	50,000	50,375
Clearwater Paper Corp., 4.50%, 2/1/23,
Callable 9/6/19 @ 101.50(a)	19,000	18,668
Clearwater Paper Corp., 5.38%,
2/1/25(d)	190,000	176,035
Cleveland-Cliffs, Inc., 5.88%, 6/1/27,
Callable 6/1/22 @ 102.94(a)(d)	175,000	175,875
CommScope Finance LLC, 6.00%,
3/1/26, Callable 3/1/22 @ 103.00(a)(d)	24,000	24,263
Continental Resources, 4.90%, 6/1/44,
Callable 12/1/43 @ 100.00(a)	110,000	114,432
Crestwood Midstream Partners
LP/Crestwood Midstream Finance
Corp., 5.63%, 5/1/27, Callable 5/1/22 @
102.81(a)(d)	90,000	89,109
CSC Holdings LLC, 5.25%, 6/1/24	55,000	57,406
CSC Holdings LLC, 5.38%, 2/1/28,
Callable 2/1/23 @ 102.69(a)(d)	200,000	208,500
CSX Corp., 4.30%, 3/1/48, Callable
9/1/47 @ 100.00(a)	40,000	43,518
CSX Corp., 4.75%, 11/15/48, Callable
5/15/48 @ 100.00(a)	25,000	29,063
CyrusOne LP/CyrusOne Finance Corp.,
5.00%, 3/15/24, Callable 3/15/20 @
102.50(a)	20,000	20,561
CyrusOne LP/CyrusOne Finance Corp.,
5.38%, 3/15/27, Callable 3/15/22 @
102.69(a)	20,000	21,250
DCP Midstream LLC, 8.13%, 8/16/30	55,000	69,300
DCP Midstream Partners, 7.37%
(US0003M + 515 bps), Callable
12/15/22 @ 100.00(a)(b)(c)	40,000	39,378
Dell International LLC/EMC Corp.,
4.90%, 10/1/26, Callable 8/1/26 @
100.00(a)(d)	200,000	208,881
Dell, Inc., 7.10%, 4/15/28	28,000	31,570
Diamond 1 Finance/Diamond 2, 5.88%,
6/15/21, Callable 8/22/19 @
101.47(a)(d)	6,000	6,104
Diamond 1 Finance/Diamond 2, 6.02%,
6/15/26, Callable 3/15/26 @
100.00(a)(d)	50,000	55,252
Diamond 1 Finance/Diamond 2, 7.13%,
6/15/24, Callable 8/22/19 @
105.34(a)(d)	33,000	34,898
Diamond Sports Group LLC/Diamond
Sports Finance Co., 5.38%, 8/15/26,
Callable 8/15/22 @ 102.69(a)(d)	185,000	188,006
Diamond Sports Group LLC/Diamond
Sports Finance Co., 6.63%, 8/15/27,
Callable 8/15/22 @ 103.31(a)(d)	185,000	189,626
Diamondback Energy, Inc., 4.75%,
11/1/24, Callable 11/1/19 @ 103.56(a)	12,000	12,326
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20 @ 104.03(a)	27,000	28,350
Discover Bank, 3.45%, 7/27/26, Callable
4/27/26 @ 100.00(a)	250,000	255,377
Discover Financial Services, 3.95%,
11/6/24, Callable 8/6/24 @ 100.00(a)	100,000	105,339
Eagle Holding Co. II LLC, 7.75%,
5/15/22, Callable 9/6/19 @ 101.00(a)(d)	100,000	100,875
Enable Midstream Partners LP, 4.95%,
5/15/28, Callable 2/15/28 @ 100.00(a)	245,000	253,858
Energy Transfer Partners LP, 3.60%,
2/1/23, Callable 11/1/22 @ 100.00(a)	100,000	102,454
Energy Transfer Partners LP, 5.30%,
4/15/47, Callable 10/15/46 @ 100.00(a)	25,000	26,193
Energy Transfer Partners LP, 6.00%,
6/15/48, Callable 12/15/47 @ 100.00(a)	25,000	28,733
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable 2/15/23
@ 100.00(a)(b)(c)	50,000	47,161
EnLink Midstream Partners LP, 5.45%,
6/1/47, Callable 12/1/46 @ 100.00(a)	80,000	68,200
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)	51,000	39,780
Enterprise Products Operating LLC,
5.25% (US0003M + 303 bps), 8/16/77,
Callable 8/16/27 @ 100.00(a)(c)	35,000	34,544
Enterprise Products Operating LLC,
5.38% (US0003M + 257 bps), 2/15/78,
Callable 2/15/28 @ 100.00(a)(c)	30,000	28,650
EPR Properties, 4.50%, 6/1/27, Callable
3/1/27 @ 100.00(a)	35,000	36,343
EPR Properties, 4.75%, 12/15/26,
Callable 9/15/26 @ 100.00(a)	100,000	106,022
EPR Properties, 4.95%, 4/15/28,
Callable 1/15/28 @ 100.00(a)	35,000	37,671

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
Equinix, Inc., 5.88%, 1/15/26, Callable
1/15/21 @ 102.94(a)		200,000	212,375
Equities Corp., 2.50%, 10/1/20, Callable
9/1/20 @ 100.00(a)		20,000	19,890
Fidelity National Information Services,
Inc., 3.75%, 5/21/29, Callable 2/21/29 @
100.00(a)		30,000	31,710
Fifth Third Bancorp, 4.90% (US0003M +
313 bps), Callable 9/30/19 @
100.00(a)(b)(c)		50,000	49,750
First Data Corp., 5.00%, 1/15/24(d)		52,000	53,274
Fiserv, Inc., 3.80%, 10/1/23, Callable
9/1/23 @ 100.00(a)		20,000	20,952
Ford Motor Credit Co. LLC, 5.11%,
5/3/29, Callable 2/3/29 @ 100.00(a)		500,000	509,097
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23, Callable 8/21/23 @
100.00(a)		35,000	36,755
Fox Corp., 4.71%, 1/25/29, Callable
10/25/28 @ 100.00(a)(d)		225,000	251,818
Freeport-McMoRan, Inc., 6.88%,
2/15/23		5,000	5,263
General Motors Acceptance Corp.,
8.00%, 11/1/31		200,000	267,300
General Motors Financial Co., Inc.,
3.55%, 7/8/22		300,000	304,852
General Motors Financial Co., Inc.,
3.67% (US0003M + 110 bps),
11/6/21(c)		40,000	39,933
General Motors Financial Co., Inc.,
4.35%, 1/17/27, Callable 10/17/26 @
100.00(a)		80,000	81,952
Genesis Energy LP, 5.63%, 6/15/24,
Callable 9/6/19 @ 102.81(a)		30,000	29,475
Genesis Energy LP, 6.75%, 8/1/22,
Callable 9/6/19 @ 101.69(a)		23,000	23,400
GLP Capital LP/GLP Financing II, Inc.,
5.25%, 6/1/25, Callable 3/1/25 @
100.00(a)		60,000	64,446
Go Daddy Operating Co. LLC/GD
Finance Co., Inc., 5.25%, 12/1/27,
Callable 6/1/22 @ 102.63(a)(d)		100,000	104,125
Goldman Sachs Group, Inc., 4.22%
(US0003M + 130 bps), 5/1/29, Callable
5/1/28 @ 100.00(a)(c)		40,000	42,996
Gray Television, Inc., 7.00%, 5/15/27,
Callable 5/15/22 @ 105.25(a)(d)		21,000	22,969
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)		374,000	389,895
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(a)		136,000	104,040
Gulfport Enregy Corp., 6.00%, 10/15/24,
Callable 10/15/19 @ 104.50(a)		25,000	19,248
Halliburton Co., 4.85%, 11/15/35,
Callable 5/15/35 @ 100.00(a)		35,000	38,467
Harsco Corp., 5.75%, 7/31/27, Callable
7/31/22 @ 102.88(a)(d)		20,000	20,600
HCA, Inc., 4.13%, 6/15/29, Callable
3/15/29 @ 100.00(a)		65,000	66,584
HCA, Inc., 4.50%, 2/15/27, Callable
8/15/26 @ 100.00(a)		50,000	53,128
HCA, Inc., 5.25%, 4/15/25		50,000	55,138
HCA, Inc., 5.50%, 6/15/47, Callable
12/15/46 @ 100.00(a)		35,000	37,792
HCP, Inc., 3.25%, 7/15/26, Callable
5/15/26 @ 100.00(a)		60,000	60,687
Health Care Realty Trust, 3.63%,
1/15/28, Callable 10/15/27 @ 100.00(a)		10,000	10,209
HealthSouth Corp., 5.75%, 11/1/24,
Callable 9/6/19 @ 101.92(a)		30,000	30,338
Herc Holdings, Inc., 5.50%, 7/15/27,
Callable 7/15/22 @ 102.75(a)(d)		180,000	180,225
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/25 @ 100.00(a)		50,000	53,024
IQVIA, Inc., 2.25%, 1/15/28, Callable
7/15/22 @ 101.13(a)(d)	EUR	100,000	110,690
Jabil, Inc., 3.95%, 1/12/28, Callable
10/12/27 @ 100.00(a)		183,000	181,756
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 2/1/20 @ 105.91(a)(d)		150,000	159,375
JBS USA LLC/JBS USA Finance LLC,
5.50%, 1/15/30, Callable 1/15/25 @
102.75(a)(d)		55,000	54,931
JBS USA LLC/JBS USA Finance LLC,
6.50%, 4/15/29, Callable 4/15/24 @
103.25(a)(d)		180,000	193,275
JPMorgan Chage & Co., 6.10%
(US0003M + 333 bps), Callable 10/1/24
@ 100.00(a)(b)(c)		40,000	42,700
Kennametal, Inc., 4.63%, 6/15/28,
Callable 3/15/28 @ 100.00(a)		335,000	350,948
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/19 @ 100.00(a)		150,000	150,154
KLA- Tencor Corp., 5.00%, 3/15/49,
Callable 9/15/48 @ 100.00(a)		55,000	62,895
LABL Escrow Issuer LLC, 6.75%,
7/15/26, Callable 7/15/22 @
103.38(a)(d)		269,000	274,380
Lam Research Corp., 3.75%, 3/15/26,
Callable 1/15/26 @ 100.00(a)		250,000	264,303
Las Vegas Sands Corp., 3.50%,
8/18/26, Callable 6/18/26 @ 100.00(a)		100,000	100,419
Lennar Corp., 4.88%, 12/15/23, Callable
9/15/23 @ 100.00(a)		20,000	21,050
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 9/6/19 @ 101.28(a)		25,000	25,126
Level 3 Financing, Inc., 5.38%, 5/1/25,
Callable 5/1/20 @ 102.69(a)		150,000	154,500
Level 3 Financing, Inc., 5.38%, 1/15/24,
Callable 9/6/19 @ 102.69(a)		11,000	11,150
Lowe's Cos., Inc., 3.65%, 4/5/29,
Callable 1/5/29 @ 100.00(a)		300,000	314,636
Manitowoc Co., Inc., 9.00%, 4/1/26,
Callable 4/1/22 @ 104.50(a)(d)		34,000	34,255
Match Group, Inc., 5.63%, 2/15/29,
Callable 2/15/24 @ 102.81(a)(d)		166,000	177,205
MEDNAX, Inc., 6.25%, 1/15/27, Callable
1/15/22 @ 104.69(a)(d)		304,000	301,719
MGM Growth/MGM Finance, 4.50%,
9/1/26, Callable 6/1/26 @ 100.00(a)		25,000	25,663
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00(a)		37,000	39,498
Morgan Stanley, 4.35%, 9/8/26, MTN		250,000	268,140
MPLX LP, 5.20%, 3/1/47, Callable
9/1/46 @ 100.00(a)		25,000	26,785
MPLX LP, 5.50%, 2/15/49, Callable
8/15/48 @ 100.00(a)		25,000	27,888
MPT Operating Partnership LP, 4.63%,
8/1/29, Callable 8/1/24 @ 102.31(a)		103,000	104,223

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
MPT Operating Partnership LP, 5.00%,
10/15/27, Callable 10/15/22 @
102.50(a)		53,000	54,723
MPT Operating Partnership LP, 5.25%,
8/1/26, Callable 8/1/21 @ 102.63(a)		20,000	20,750
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/20 @ 102.88(a)(d)		20,000	20,844
MTS Systems Corp., 5.75%, 8/15/27,
Callable 8/15/22 @ 102.88(a)(d)		41,000	42,128
Navient Corp., 5.88%, 10/25/24		250,000	256,250
Navient Corp., 6.50%, 6/15/22		150,000	159,705
NRG Energy, Inc., 4.45%, 6/15/29,
Callable 3/15/29 @ 100.00(a)(d)		70,000	72,203
NRG Energy, Inc., 5.25%, 6/15/29,
Callable 6/15/24 @ 102.63(a)(d)		90,000	94,820
Olin Corp., 5.00%, 2/1/30, Callable
2/1/24 @ 102.50(a)		250,000	243,050
Olin Corp., 5.63%, 8/1/29, Callable
8/1/24 @ 102.81(a)		136,000	139,570
Omega Healthcare Investors, Inc.,
4.38%, 8/1/23, Callable 6/1/23 @
100.00(a)		25,000	25,982
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22(d)		50,000	51,500
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)		101,000	110,248
Panther BF Aggregator 2 LP, 6.25%,
5/15/26, Callable 5/15/22 @
103.13(a)(d)		207,000	214,183
PBF Holding Co. LLC, 7.00%, 11/15/23,
Callable 9/6/19 @ 105.25(a)		25,000	25,945
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(a)		38,000	39,805
Plains All American Pipeline LP, 6.12%
(US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)		13,000	12,538
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20 @
103.13(a)(d)		159,000	142,750
PPL Capital Funding, Inc., 4.00%,
9/15/47, Callable 3/15/47 @ 100.00(a)		50,000	49,617
Prime Security Services Borrower
LLC/Prime Finance, Inc., 5.25%,
4/15/24(d)		157,000	160,143
Prudential Financial, Inc., 5.38%
(US0003M + 303 bps), 5/15/45, Callable
5/15/25 @ 100.00(a)(c)		300,000	317,718
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/25 @ 100.00(a)		166,000	178,865
Rayonier AM Products, Inc., 5.50%,
6/1/24, Callable 9/6/19 @ 102.75(a)(d)		283,000	226,400
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21 @
103.13(a)(d)		136,000	146,200
Rockies Express Pipeline LLC, 4.95%,
7/15/29, Callable 4/15/29 @
100.00(a)(d)		70,000	71,583
Sabine Pass Liquefaction LLC, 5.63%,
3/1/25, Callable 12/1/24 @ 100.00(a)		35,000	38,923
Sabra Health Care LP/Sabra Capital
Corp., 4.80%, 6/1/24, Callable 5/1/24 @
100.00(a)		50,000	51,545
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 9/6/19 @ 103.94(a)(d)		32,000	32,849
Santander Holdings USA, Inc., 3.50%,
6/7/24, Callable 5/7/24 @ 100.00(a)		225,000	228,215
SBA Communications Corp., 4.88%,
9/1/24, Callable 9/6/19 @ 103.66(a)		20,000	20,572
Scientific Games International, Inc.,
5.00%, 10/15/25, Callable 10/15/20 @
103.75(a)(d)		150,000	153,375
Senior Housing Properties Trust, 4.75%,
2/15/28, Callable 8/15/27 @ 100.00(a)		230,000	225,659
Service Corp. International, 4.63%,
12/15/27, Callable 12/15/22 @
102.31(a)		65,000	66,625
Service Corp. International, 5.13%,
6/1/29, Callable 6/1/24 @ 102.56(a)		55,000	57,888
Sirius XM Radio, Inc., 5.50%, 7/1/29,
Callable 7/1/24 @ 102.75(a)(d)		183,000	190,953
Southern Co. Gas Capital Corp., 4.40%,
5/30/47, Callable 11/30/46 @ 100.00(a)		35,000	37,412
Spectra Energy Partners, 4.50%,
3/15/45, Callable 9/15/44 @ 100.00(a)		15,000	15,760
Sprint Corp., 7.63%, 3/1/26, Callable
11/1/25 @ 100.00(a)		75,000	83,815
Sprint Corp., 7.88%, 9/15/23		90,000	100,013
Sprint Spectrum/Spec I, 4.74%,
3/20/25(d)		300,000	315,374
Standard Industries, Inc., 5.00%,
2/15/27, Callable 2/15/22 @
102.50(a)(d)		75,000	76,405
Sunoco Logistics Partners Operations
LP, 5.40%, 10/1/47, Callable 4/1/47 @
100.00(a)		40,000	42,536
Sunoco LP/Sunoco Finance Corp.,
6.00%, 4/15/27, Callable 4/15/22 @
103.00(a)		17,000	17,914
Synchrony Financial, 3.70%, 8/4/26,
Callable 5/4/26 @ 100.00(a)		30,000	30,274
Synovus Financial Corp., 3.13%,
11/1/22, Callable 10/1/22 @ 100.00(a)		20,000	20,025
Talen Energy Supply LLC, 6.63%,
1/15/28, Callable 1/15/23 @
103.31(a)(d)		55,000	52,938
Targa Resources Partners LP, 5.00%,
1/15/28, Callable 1/15/23 @ 102.50(a)		15,000	15,206
Targa Resources Partners LP, 5.25%,
5/1/23, Callable 9/6/19 @ 101.75(a)		30,000	30,338
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27, Callable 3/15/27 @
100.00(a)(d)		90,000	94,050
Tenet Healthcare Corp., 4.50%, 4/1/21		25,000	25,406
Tenet Healthcare Corp., 4.63%, 7/15/24,
Callable 7/15/20 @ 102.31(a)		15,000	15,281
Tenet Healthcare Corp., 6.00%, 10/1/20		50,000	51,438
Tenneco, Inc., 5.00%, 7/15/26, Callable
7/15/21 @ 102.50(a)		3,000	2,325
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)		25,000	22,000
The Chemours Co., 7.00%, 5/15/25,
Callable 5/15/20 @ 103.50(a)		134,000	131,436
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	EUR	100,000	121,884
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42 @ 100.00(a)		100,000	94,731

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Tribune Media Co., 5.88%, 7/15/22,
Callable 8/12/19 @ 101.47(a)	50,000	50,825
Truck Hero, Inc., 8.50%, 4/21/24,
Callable 4/30/21 @ 104.25(a)(d)	143,000	143,000
United Rentals North America, Inc,
6.50%, 12/15/26, Callable 12/15/21 @
103.25(a)	127,000	137,439
Universal Health Services, Inc., 4.75%,
8/1/22, Callable 9/6/19 @ 101.19(a)(d)	30,000	30,375
Valeant Pharmaceuticals, 7.00%,
3/15/24, Callable 3/15/20 @
103.50(a)(d)	180,000	189,900
Vistra Operations Co. LLC, 5.00%,
7/31/27, Callable 7/31/22 @
102.50(a)(d)	105,000	107,493
Warrior Met Coal, Inc., 8.00%, 11/1/24,
Callable 11/1/20 @ 104.00(a)(d)	16,000	16,720
WellCare Health Plans, Inc., 5.38%,
8/15/26, Callable 8/15/21 @
104.03(a)(d)	50,000	52,882
Wells Fargo & Co., 6.18% (US0003M +
377 bps), Callable 9/15/19 @
100.00(a)(b)(c)	50,000	50,313
Welltower, Inc., 4.13%, 3/15/29,
Callable 12/15/28 @ 100.00(a)	30,000	32,085
Welltower, Inc., 4.95%, 9/1/48, Callable
3/1/48 @ 100.00(a)	35,000	40,006
Western Digital Corp., 4.75%, 2/15/26,
Callable 11/15/25 @ 100.00(a)	30,000	29,663
Westlake Chemical Corp., 4.38%,
11/15/47, Callable 5/15/47 @ 100.00(a)	200,000	192,217
Westlake Chemical Corp., 5.00%,
8/15/46, Callable 2/15/46 @ 100.00(a)	35,000	36,585
William Lyon Homes, Inc., 6.63%,
7/15/27, Callable 7/15/22 @
103.31(a)(d)	180,000	179,100
WRKCo, Inc., 3.90%, 6/1/28, Callable
3/1/28 @ 100.00(a)	70,000	72,344
WRKCo, Inc., 4.65%, 3/15/26, Callable
1/15/26 @ 100.00(a)	50,000	54,440
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 9/6/19 @
103.00(a)	50,000	51,500
		19,822,418

TOTAL CORPORATE BONDS
(COST $19,298,945)		19,822,418

U.S. Treasury Obligations — 6.5%

U.S. Treasury Bills — 3.2%
1.98%, 3/26/20(f)	925,000	912,974

U.S. Treasury Bonds — 0.3%
3.38%, 11/15/48	86,000	101,117

U.S. Treasury Notes — 3.0%
2.38%, 5/15/29	117,000	120,697
2.50%, 2/28/21	500,000	504,258
2.63%, 12/31/23	68,000	70,255
2.63%, 2/15/29	186,000	195,852
		891,062
TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,876,726)		1,905,153

	Shares
Investment Companies — 1.9%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.26%(g)	570,223	570,223
TOTAL INVESTMENT COMPANIES
(COST $570,223)		570,223

TOTAL INVESTMENTS IN SECURITIES
(COST $29,280,298) — 101.4%		29,889,402
Other Assets (Liabilities) - (1.4)%		(404,610)
NET ASSETS - 100%		$29,484,792
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on July 31, 2019.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	Rate presented represents the effective yield at time of purchase.
(g)	The rate represents the annualized one day yield that was in effect on July 31, 2019.
bps	Basis Points
EUR	Euro
EUR003M	3 Month EUR LIBOR
EUSA12	Euro 12 Year Swap Rate
GO	General Obligation
H15T5Y	5 Year Treasury Constant Maturity Rate
LLC	Limited Liability Company
MTN	Medium Term Note
ULC	Unlimited Liability Co.
USISDA05	5 Year ICE Swap Rate
US0003M	3 Month US Dollar LIBOR

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2019:

Percentage of
Industry	Net Assets at Value (%)
Oil, Gas & Consumable Fuels	10.8
Consumer Finance	10.2
U.S. Treasury Obligation	6.6
Banks	6.6
Equity Real Estate Investment Trusts	5.2
Containers & Packaging	5.1
Chemicals	5.1
Sovereign Bond	4.5
Media	4.1
Hotels, Restaurants & Leisure	3.2
Metals & Mining	3.1
Health Care Providers & Services	2.7
Machinery	2.2
Diversified Financial Services	2.2
Trading Companies & Distributors	2.0
Investment Companies	1.9
Electric Utilities	1.8
Household Durables	1.7
Wireless Telecommunication Services	1.7
Auto Components	1.7
Aerospace & Defense	1.6
Capital Markets	1.5
Thrifts & Mortgage Finance	1.4
IT Services	1.3
Technology Hardware, Storage &
Peripherals	1.2
Insurance	1.1
Specialty Retail	1.1
Semiconductors & Semiconductor
Equipment	1.1
Diversified Telecommunication Services	1.0
Food Products	0.9
Paper & Forest Products	0.7
Industrial Conglomerates	0.7
Electronic Equipment, Instruments &
Components	0.7
Interactive Media & Services	0.6
Pharmaceuticals	0.6
Building Products	0.6
Independent Power and Renewable	0.5
Commercial Services & Supplies	0.5
Diversified Consumer Services	0.4
Life Sciences Tools & Services	0.4
Biotechnology	0.2
Road & Rail	0.2
Independent Power and Renewable
Electricity Producers	0.2
Energy Equipment & Services	0.2
Communications Equipment	0.1
Household Products	0.1
Software	0.1
Total	101.4

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2019 (Unaudited) (continued)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at		Notional		Paid/	Appreciation/
	Pay Fixed	Payment	July 31,	Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2019 (%)(b)	Date	($)(c)	Value ($)	($)	($)
CDX N.A. High Yield Index, Series 32	5.00	Quarterly	3.18	6/20/24	1,039,500	(76,975)	(80,217)	3,242
						(76,975)	(80,217)	3,242

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	1,015,574	European Euro	890,000	Goldman Sachs	8/2/19	30,429
U.S. Dollar	253,150	European Euro	225,000	Goldman Sachs	8/2/19	4,096
U.S. Dollar	89,413	European Euro	80,000	Goldman Sachs	9/4/19	602
U.S. Dollar	279,320	European Euro	250,000	Goldman Sachs	9/4/19	1,787
U.S. Dollar	1,246,437	European Euro	1,115,000	Morgan Stanley	9/4/19	8,638
						45,552

			Total unrealized appreciation			$45,552
			Total unrealized depreciation			–
			Total net unrealized appreciation/(depreciation)			$45,552

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.